UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06146
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Bailard Opportunity Fund Group, Inc.
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(Exact name of registrant as specified in charter)

950 Tower Lane, Suite 1900 Foster, City, CA 94404
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(Address of principal executive offices) (Zip code)

Barbara V. Bailey
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404
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(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 882-8383
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Date of fiscal year end: September 30, 2005
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Date of reporting period: March 31, 2006
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ITEM 1. REPORTS TO STOCKHOLDERS.

BAILARD OPPORTUNITY FUND GROUP, INC

Table of Contents

Stockholder Letter	1

Stockholder Expense Example	6

Cognitive Value Fund
Schedule of Investments	7

Enhanced Growth Fund
Schedule of Investments	22

International Equity Fund
Schedule of Investments	29

International Equity Fund
Industry Classifications	42

Statement of Assets and Liabilities	43

Statement of Operations	44

Statement of Changes in Net Assets	45

Financial Highlights	46

Notes to Financial Statements	49

Additional Information	55

April 25, 2006

Dear Stockholder:

We are pleased to present your Bailard Opportunity Fund Group semi-annual stockholder’s report for the six months ended March 31, 2006. The period was one of general economic strength punctuated by challenging global events. This letter will provide an overview of the financial markets and a closer look at the performance of the Bailard Cognitive Value Fund, the Bailard Enhanced Growth Fund, the Bailard International Equity Fund and the Bailard Bond Opportunity Fund during this time. Please see the Closing Comments portion of this letter for information on the recent proxy vote regarding the reorganization of the Enhanced Growth, Cognitive Value and International Equity Funds, as well as the liquidation of the Bond Opportunity Fund.

Market Overview*

The six-month period from September 30, 2005 through March 31, 2006 was one of good economic news for the U.S. despite fluctuating oil prices and unsettling events outside the investment arena. Although GDP growth moderated slightly in the fourth quarter of 2005, it appears to have rebounded in the first quarter of 2006. Outside of the auto and airline industries, corporations generally produced healthy profits, held low inventories and exhibited strong productivity gains. Job growth and wage gains fueled consumer confidence and spending even as consumers’ ability to extract value from their homes declined.

Inflation seemed well-contained despite significant increases in the prices of precious metals, commodity metals and oil (which reached almost $70 per barrel in January). The Fed continued the series of interest rate increases it began in June 2004. Fifteen 25-basis point (0.25%) rate hikes raised the Fed Funds Rate from 1.00% to 4.75%. Under the leadership of its new Chairman, Ben Bernanke, the Fed may end its policy of tightening after one or two more interest rate hikes. Developing softness in the housing sector should make it easier for the Fed to return to a more neutral policy later this year.

This generally good economic news unfolded during a time of investor concern about exogenous risks. On the geopolitical front, the violence in Iraq continued unabated, the nuclear threat from Iran escalated significantly, and the Palestinian election of Hamas further unsettled the region. Oil prices were very sensitive to any perceived increase in supply risks. Domestically, political uncertainty increased as a closely divided country approached mid-term elections. Increasing scandals and declining popularity numbers also worked to weaken the President’s political influence.

Ultimately, the good economic news overcame investor anxieties, allowing domestic equities to enjoy healthy returns for the six-month period covered by this report. U.S. stocks advanced 6.4% as measured by the broad-based S&P 500 index. The NASDAQ 100 index, a reflection of results for technology companies, rose 6.6%. Smaller capitalization companies with a value tilt performed even better, as the S&P SmallCap 600/Citigroup Value index returned 14.7% for the six months ended March 31, 2006.

The story internationally was even more robust. China and India continued to experience strong growth rates. Japan, mired in recession for fifteen years, finally appeared to have entered into a sustainable recovery. For the first time in a decade, the Japanese saw wages rise and property values increase. Although growth in the European Union still lagged behind that in the U.S., short-term interest rates were relatively low, inflation was well-contained, and double-digit unemployment rates started to edge down.

As a result, international equities significantly outperformed most of their domestic counterparts. The MSCI All-Country World Free ex-U.S. international stock index rose 14.6% in U.S. dollar terms for the six months ended March 31, 2006, led by the emerging markets, which returned 20.2% as measured by the MSCI Emerging Markets Free index (in U.S. dollar terms). Some of the best performance came from countries like Russia and South Africa, which derive much of their success from natural resources. Currencies did not play an important role in returns during this period. Among the major currencies, the euro rose 0.8%, the British pound fell 1.5% and the yen declined 3.6% versus the U.S. dollar.

Bonds struggled against the environment of stronger growth and rising interest rates. In the U.S., long-term interest rates finally began responding to the Fed’s monetary policy in the first quarter of 2006 after falling during the fourth quarter of

2005. Yields on the 30-year U.S. Treasury Bond rose from 4.56% at the beginning of the six months to 4.89% by March 31st. The yield curve temporarily “inverted” (short-term interest rates rose above long-term interest rates) before gradually returning to a more normal shape in March.

U.S. bonds, as measured by the Merrill Lynch Corporate/Government Master index, rose 0.6% for the fourth quarter of 2005 and fell -0.95% for the first quarter of 2006. U.S. Treasury and corporate debt both fell in absolute terms for the entire six-month period, while agency and high yield debt both produced positive returns. On a currency-hedged basis, returns for non-U.S. bonds were essentially flat, according to the Citigroup Non-US$ World Government Bond index.

A Closer Look at Your Funds:

The following table provides some historic performance data for the Funds. It is followed by a more detailed discussion of each Fund’s performance during the six months covered by this report.

Standardized Total Returns for Investment Periods Ended March 31, 2006:
	1 Year	5 Years (Annualized)	10 Years (Annualized)
Cognitive Value Fund	23.78%	11.98% (since 5/30/01)[1]	N/A
Enhanced Growth Fund	14.04%	-1.40% (since 5/30/01)[1]	N/A
International Equity Fund	33.34%	13.17%	8.42%
Bond Opportunity Fund	0.64% (through 3/29/06)[2]	3.93% (through 3/29/06)[2]	4.05% (through 3/29/06)[2]
1Partial period only. Annualized returns from 5/30/01 inception to 3/31/06.
2Partial period only. All returns are through the Bond Opportunity Fund’s 3/29/06 liquidation date.

The performance data quoted in the above table and elsewhere in this report represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Morningstar ratings given later in this letter are for the periods indicated and are subject to change monthly. Performance information current as to the most recent month-end and the most current Morningstar ratings may be obtained by contacting Bailard Fund Services at (800) 882-8283. The Bailard International Equity Fund imposes a 2% redemption fee on shares sold or exchanged within 31 days after purchase. The performance data quoted does not reflect the deduction of any redemption fee and, if reflected, any redemption fee would reduce the performance quoted.

The figures in the above table reflect the average annual total return over the period indicated that would equate an initial amount invested in shares of each Fund to the ending redeemable value of such shares, assuming all dividends and distributions by the Fund were reinvested at net asset value. The returns shown do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares.

Cognitive Value Fund: The Cognitive Value Fund advanced 0.6% during the fourth quarter of 2005 and 14.3% during the first quarter of this year, for a total return of 15.0% for the six months ended March 31, 2006. This 15.0% return was slightly ahead of the 14.7% garnered by the S&P SmallCap 600/Citigroup Value index, which serves as the Fund’s benchmark. Due to the strong relative performance of the small cap value sector, the Cognitive Value Fund significantly outperformed the broader U.S. stock market as measured by the S&P 500 index’s 6.4% return.

The Cognitive Value Fund’s performance benefited from the positive contribution made by the relative price strength and earnings estimate revisions behavioral factors used in the management of its portfolio. However, the Fund’s performance was adversely affected by such risk control measures as reducing positions in stocks that had strong price performance and moving to more neutral sector weightings versus the Fund’s benchmark.

Toward the end of the six-month period, the Cognitive Value Fund tilted more toward smaller sized companies. This has reduced the average market capitalization of the Fund’s investment portfolio.

Enhanced Growth Fund: The Enhanced Growth Fund rose 2.5% during the fourth quarter of 2005 and 2.9% during the first quarter of 2006, for a total return of 5.5% for the six-month period. This performance was about 1.0% less than the 6.6% return posted by Fund’s NASDAQ 100 benchmark for the half year. Security selection (primarily in the healthcare and information technology areas) accounted for most of the underperformance relative to the Fund’s benchmark.

Good momentum generally continued for the technology sector and for the NASDAQ 100 index. All sectors within the index posted positive results with the exception of energy. Among the strongest areas were telecommunications and healthcare.

For most of the six-month period, the Enhanced Growth Fund maintained generally neutral sector weightings relative to its benchmark. However, the Fund did add to the technology sector and reduce its weighting in the consumer discretionary sector at the end of March. The Enhanced Growth Fund did not have any investments in initial public offerings or private placements during the period.

International Equity Fund: The International Equity Fund gained 5.6% in the fourth quarter of 2005 and 11.7% in the first quarter of this year, for a total return of just under 18.0% (17.96%) over the six-month period. Although the Fund does not currently use an index to internally evaluate performance, this result was well ahead of the 14.6% gain registered by the MSCI All-Country World Free ex-U.S. index over the same time period.**

We are pleased to report that the International Equity Fund received the following Morningstar risk-adjusted ratings in the Foreign Large Blend Equity category for periods ended March 31, 2006: three years - five stars (out of 522 funds), five years - five stars (out of 400 funds), 10 years - four stars (out of 163 funds) and overall - five stars (out of 522 funds). [For each fund with at least a three-year history, Morningstar calculates a Morningstar rating based on a Morningstar risk-adjusted return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees), placing more of an emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The overall Morningstar rating for a fund is derived from a weighted average of the performance figures associated with its three, five and ten-year (if applicable) Morningstar rating metrics.]

The strong performance for the international stock markets was widespread, with gains in U.S. dollar terms in all but two of the countries in the International Equity Fund’s universe. The Fund benefited from overweight positions in Japan and Norway, as well as underweight positions in the U.K. and Italy. Stock selection in Asia also added value, as exposures to smaller-capitalization stocks led to outperformance in that market. Overweight positions in Australia and Hong Kong detracted value, as did stock selection within the U.K. market.

Bond Opportunity Fund: The Bond Opportunity Fund, which was liquidated on March 29, 2006, rose 0.1% in the fourth quarter of 2005 and declined -1.3% in the first quarter of this year for a total return of -1.2% for the almost six-month period from October 1, 2005 to March 29, 2006. This performance trailed the -0.6% return registered by its benchmark, an 80%/20% mix of the Merrill Lynch Corporate/Government Master index and the Citigroup Non-US$ World Government Bond index (fully hedged).

Maintaining a shorter-than-benchmark portfolio in Europe added value over the period as did maintaining a larger cash allocation. Selection in agency and high-grade corporate debt were the primary costs to the portfolio.

During the first quarter of 2006, the Bond Fund closed to purchasers and began an orderly transition to more liquid securities, thereby minimizing the transaction costs associated with the liquidation of the Fund on March 29, 2006. However, the Fund maintained its exposure to the bond market until its final liquidation.

Closing Comments

We are pleased with the performance of our equity funds during this six-month period, particularly with the double-digit returns of the International Equity and Cognitive Value Funds. The International Equity Fund has continued to perform well versus its peers on a risk-adjusted basis as evidenced by its high Morningstar ratings. The Cognitive Value Fund has benefited from the strong relative performance of small capitalization value stocks. The Enhanced Growth Fund has provided exposure to the areas of the economy, like technology, telecommunications and life sciences, that have historically tended to be faster growing. Although the Bond Opportunity Fund struggled against a stronger growth, higher interest rate environment, its primary role was to provide a potential safe haven in a diversified portfolio should interest rates decline due to recession or unexpected shocks to the economy.

This is the final stockholders’ report from the Bailard Opportunity Fund Group, Inc. The stockholder vote on the proxy issues recently put before you was positive. (Please see “Additional Information” on pages 55 to 56 for more details.) As a result, effective April 3, 2006, the Cognitive Value, the Enhanced Growth and the International Equity Funds have been reorganized as the HighMark Cognitive Value Fund, the HighMark Enhanced Growth Fund and the HighMark International Opportunities Fund (collectively, the “HighMark Funds”). In addition, on March 29, 2006, the Bond Opportunity Fund was voluntarily liquidated by its stockholders. Because the Bond Fund was liquidated, this report will not show portfolio holdings or financial statements for that Fund.

We appreciate your support of the reorganization and liquidation, which the Board of Directors believes are in the stockholders’ best interests. We would also like to thank you for giving us to the opportunity to serve your investment needs via the Funds for all these years. As noted in your proxy materials, Bailard, Inc. will continue as the subadvisor to the HighMark Funds.

Please feel free to contact one of Bailard Fund Services’ client service counselors at 800-882-8383 if you have any questions.

Sincerely,

Peter M. Hill         Burnie E. Sparks, Jr., CFA
Chairman              President

* The index performance data quoted in the Market Overview section and elsewhere in this letter represent past performance and are no indication of future results. The S&P 500 is a commonly used capitalization-weighted index of 500 widely held U.S. stocks, as calculated by Standard & Poor’s, a division of McGraw-Hill. The NASDAQ 100 is a commonly used modified capitalization-weighted index that measures the performance of the 100 largest non-financial companies listed on the National Market Tier of the NASDAQ Stock Market, Inc. The S&P SmallCap 600/Citigroup Value Index is a commonly used index that measures the performance of a selection of stocks from the S&P Small Cap 600 index (which is composed of 600 U.S. stocks with market capitalizations of $300 million to $1 billion that meet certain investability and financial viability standards) that meet certain value criteria as determined by Standard & Poor’s Corporation and Citigroup. The MSCI All-Country World Free ex-U.S. is a commonly used Morgan Stanley Capital International index that measures the performance of equities available to foreign investors in 48 developed and emerging market countries outside of the United States. It is presented in U.S. dollar terms, gross of the withholding tax on foreign dividends. The Merrill Lynch Corporate/Government Master index is a commonly used index that measures the performance of the broad U.S. dollar investment grade debt universe, excluding mortgage and asset-backed securities. The Citigroup Non-US$ World Government Bond index is a commonly used index that measures the performance of government debt with maturities of at least one year issued by twenty developed market countries outside of the United States. Returns are presented 100% currency-hedged in U.S. dollar terms. Neither the Merrill Lynch Corporate/ Government Master index nor the Citigroup Non-US$ World Government Bond index measure the performance of mortgage and asset-backed securities or the bond markets in developing countries, in which the Bond Fund can invest. All market indices are unmanaged and are presented on a total return basis, with dividends reinvested.

** Since April 2001, the Fund has not used an index to evaluate the performance of the International Equity Fund internally. Instead, a dynamic subset of Morningstar’s universe of large cap blended value/growth international stock mutual funds has been used for performance comparison purposes.

The Cognitive Value Fund invests in small cap stocks, which have specific risks. These risks include, but are not limited to, greater volatility than investments in larger capitalization stocks. The Enhanced Growth Fund invests primarily in the high technology sector and may invest in private placements and initial public offerings. Each of these investment strategies has specific risks. These risks include, but are not limited to, sector concentration risk in a volatile sector and the risk of investing in private or newly public, unseasoned companies. The International Equity Fund and the Bond Opportunity Fund invest in international securities in developed and emerging market countries, which have specific risks. These risks include, but are not limited to, changes in currency exchange rates and lack of accurate public information and the higher risks that accompany investing in securities of issuers located in emerging market countries. The Bond Opportunity Fund invests primarily in debt securities, which have specific risks. These risks include, but are not limited to, interest rate risk (the risk that rising interest rates will cause bond prices to fall). For more information about these and other risks, please see the Funds’ prospectus.

The views expressed in this letter reflect events only through the date of this letter. These views are subject to change at any time. This report does not constitute a prospectus for use in the purchase or sale of shares of any Fund or a recommendation with respect to any securities mentioned in this report. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Investors should consider the investment objectives, risks and charges and expenses of an investment carefully before investing. The prospectus contains this and other information about the Funds. Investors should read the prospectus carefully before investing. For a copy of the prospectus, please contact Bailard Fund Services’ Investor Services Department at (800) 882-8383. Bailard Fund Services, Inc. is a wholly owned subsidiary of Bailard, Inc.

Stockholder Expense Example (unaudited)

As a stockholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses
The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for a Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the second line of the table for a Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period*
Cognitive Value Fund
Actual	$ 1,000.00	$ 1,149.48	$ 5.68
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.65	$ 5.34
Enhanced Growth Fund
Actual	$ 1,000.00	$ 1,055.81	$ 5.07
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.00	$ 4.99
International Equity Fund
Actual	$ 1,000.00	$ 1,179.57	$ 6.85
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.65	$ 6.34
*Expenses are equal to each Fund's annualized expense ratio (shown in the table below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Cognitive Value Fund	1.06%
Enhanced Growth Fund	0.99%
International Equity Fund	1.26%

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)

		Shares	Value
	EQUITY SECURITIES (91.2%)

	FINANCIAL (19.6%)
	Consumer Finance (1.1%)
	Cash America International, Inc.	25,100	$ 753,502
*	EZCORP, Inc. - Class A	10,600	312,912
	Total Consumer Finance		1,066,414

	Diverse Financial Services (0.5%)
	First Defiance Financial Corp.	8,300	218,622
*	KHD Humboldt Wedag International, Ltd.	10,000	247,900
	Total Diverse Financial Services		466,522

	(See "Notes to Financial Statements")
	7
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	FINANCIAL (continued)
	Diversified Banks (0.5%)
	MBT Financial Corp.	13,700	$ 230,160
	United Security Bancshares, Inc.	8,400	225,036
	Total Diversified Banks		455,196

	Insurance-Life/Health (1.1%)
	Capital Title Group, Inc.	36,600	282,186
*	Citizens, Inc.	43,200	222,912
	Delphi Financial Group, Inc. - Class A	11,700	604,071
	Total Insurance-Life/Health		1,109,169

	Insurance-Property/Casualty (2.0%)
	LandAmerica Financial Group, Inc.	4,500	305,325
*	Mercer Insurance Group, Inc.	12,400	234,980
	NYMAGIC, Inc.	9,100	271,453
*	ProAssurance Corp.	6,100	317,200
*	Quanta Capital Holdings, Ltd.	16,600	49,800
	Selective Insurance Group, Inc.	9,200	487,600
	Zenith National Insurance Corp.	5,400	259,902
	Total Insurance-Property/Casualty		1,926,260

	Regional Banks (7.7%)
	American Community Bancshares, Inc.	17,000	229,500
	Ameris Bancorp	10,000	232,600
*	AmeriServ Financial, Inc.	34,009	170,045
	BancTrust Financial Group, Inc.	10,400	230,360
	Bank of Granite Corp.	11,700	237,159
*	BFC Financial Corp.	38,300	250,865
	Boston Private Financial Holdings, Inc.	14,400	486,576
	Capital Bank Corp.	14,800	240,500
	Cardinal Financial Corp.	18,700	253,011
	Central Pacific Financial Corp.	13,100	481,032
	Chittenden Corp.	21,500	622,855
	Community Bank System, Inc.	11,000	245,630
	Farmers Capital Bank Corp.	7,100	224,502
	First Republic Bank	7,000	264,740
	FNB Corp.	6,800	231,064
*	Intervest Bancshares Corp.	6,700	242,138
	MetroCorp Bancshares, Inc.	9,100	245,700
	National Bankshares, Inc.	4,700	235,235
	Northrim BanCorp, Inc.	9,800	235,200

	(See "Notes to Financial Statements")
	8
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	FINANCIAL (continued)
	Regional Banks (continued)
	Provident Bankshares Corp.	9,900	$ 360,855
	Security Bank Corp.	10,000	252,700
	South Financial Group, Inc.	10,700	279,805
	State Bancorp, Inc.	14,500	221,705
	Sterling Bancshares, Inc.	21,000	379,050
	Whitney Holding Corp.	18,100	641,826
	Total Regional Banks		7,494,653

	REITS Equity Diverse (1.2%)
	Colonial Properties Trust	8,500	426,105
	Commercial Net Lease Realty	24,000	559,200
	Entertainment Properties Trust	5,000	209,900
	Total REITS Equity Diverse		1,195,205

	REITS Equity Industrial/Office (0.9%)
	Lexington Corporate Properties Trust	14,000	291,900
	New Century Financial Corp.	11,500	529,230
	Total REITS Equity Industrial/Office		821,130

	REITS Equity Residential (0.3%)
	Essex Property Trust, Inc.	2,500	271,825

	REITS Equity Self Storage (1.6%)
	Shurgard Storage Centers, Inc. - Class A	15,600	1,039,428
	Sovran Self Storage, Inc.	8,600	474,720
	Total REITS Equity Self Storage		1,514,148

	REITS Equity Specialty/Hotels (0.4%)
*	Boykin Lodging Co.	17,400	196,446
	CentraCore Properties Trust	8,500	212,925
	Total REITS Equity Specialty/Hotels		409,371

	REITS Mortgage-Backed (0.2%)
	National Health Realty, Inc.	11,400	227,088

	Specialized Finance (0.5%)
	MicroFinancial, Inc.	62,300	236,740
*	Nicholas Financial, Inc.	19,400	231,054
	Total Specialized Finance		467,794

	(See "Notes to Financial Statements")
	9
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	FINANCIAL (continued)
	Thrifts & Mortgage Financing (1.6%)
	BankAtlantic Bancorp, Inc. - Class A	18,400	$ 264,776
	BankUnited Financial Corp. - Class A	9,300	251,472
	Downey Financial Corp.	5,700	383,610
*	FirstFed Financial Corp.	2,100	125,601
	Sterling Financial Corp.	19,000	551,000
	Total Thrifts & Mortgage Financing		1,576,459

	Total Financial		19,001,234

	INDUSTRIAL (18.6%)
	Aerospace/Defense (2.4%)
*	Armor Holdings, Inc.	14,200	827,718
*	Esterline Technologies Corp.	5,700	243,675
	Kaman Corp. - Class A	15,700	395,012
*	Moog, Inc. - Class A	15,600	553,644
*	Triumph Group, Inc.	6,700	296,542
	Total Aerospace/Defense		2,316,591

	Air Freight & Logistics (0.8%)
*	EGL, Inc.	18,200	819,000

	Building Products (1.5%)
	Apogee Enterprises, Inc.	29,800	503,024
*	Drew Industries, Inc.	7,000	248,850
	International Aluminum Corp.	4,900	201,341
	Lennox International, Inc.	17,000	507,620
	Total Building Products		1,460,835

	Construction & Engineering (1.5%)
*	Emcor Group, Inc.	13,400	665,444
*	URS Corp.	20,700	833,175
	Total Construction & Engineering		1,498,619

	Electrical Components (1.5%)
	Acuity Brands, Inc.	18,600	744,000
	LSI Industries, Inc.	14,900	253,896
*	Pemstar, Inc.	98,300	203,481
*	RF Monolithics, Inc.	38,400	235,776
	Total Electrical Components		1,437,153

	(See "Notes to Financial Statements")
	10
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	INDUSTRIAL (continued)
	Machinery Construction/Farming (1.1%)
	JLG Industries, Inc.	14,000	$ 431,060
	Oshkosh Truck Corp.	10,700	665,968
	Total Machinery Construction/Farming		1,097,028

	Machinery Industrial (3.5%)
	Albany International Corp. - Class A	19,700	750,373
*	Baldwin Technology Co., Inc. - Class A	40,700	253,561
	Barnes Group, Inc.	11,500	465,750
	IDEX Corp.	7,800	406,926
*	Key Technology, Inc.	20,200	246,238
	Mueller Industries, Inc.	14,000	499,660
	Valmont Industries, Inc.	18,000	756,720
	Total Machinery Industrial		3,379,228

	Marine (0.3%)
*	Kirby Corp.	3,600	245,196

	Railroads (0.3%)
*	Kansas City Southern	12,600	311,220

	Services-Diversified/Commercial (2.3%)
	Ambassadors International, Inc.	13,000	236,080
*	Arbinet-thexchange, Inc.	36,200	266,432
*	Collectors Universe, Inc.	14,600	204,254
*	GP Strategies Corp.	31,900	225,852
	Healthcare Services Group, Inc.	15,500	331,080
*	NCO Group, Inc.	11,600	275,500
*	Universal Technical Institute, Inc.	10,000	301,000
	Viad Corp.	10,000	342,800
	Total Services-Diversified/Commercial		2,182,998

	Services-Employment (0.6%)
*	RemedyTemp, Inc. - Class A	21,900	268,275
*	Spherion Corp.	27,000	280,800
	Total Services-Employment		549,075

	Services-Environmental (0.5%)
	ABM Industries, Inc.	25,800	494,586

	Services-Office/Supplies (0.6%)
*	United Stationers, Inc.	10,600	562,860

	(See "Notes to Financial Statements")
	11
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	INDUSTRIAL (continued)
	Trade Companies & Distribution (1.4%)
	Applied Industrial Technologies, Inc.	18,600	$ 829,560
*	Industrial Distribution Group, Inc.	29,900	252,655
	Watsco, Inc.	3,600	255,780
	Total Trade Companies & Distribution		1,337,995

	Trucking (0.3%)
	Arkansas Best Corp.	7,800	305,136

	Total Industrial		17,997,520

	TECHNOLOGY (16.0%)
	Application Software (3.0%)
	American Software, Inc. - Class A	33,800	245,726
*	Bottomline Technologies, Inc.	18,600	255,378
*	Catapult Communications Corp.	16,900	224,770
*	FileNET Corp.	11,000	297,220
*	Hyperion Solutions Corp.	7,100	231,460
*	MapInfo Corp.	20,100	281,802
*	MRO Software, Inc.	17,400	277,704
*	NetScout Systems, Inc.	34,000	309,400
*	OPNET Technologies, Inc.	24,300	260,496
*	Pegasystems, Inc.	28,100	229,296
*	TTI Team Telecom International, Ltd.	59,700	262,674
	Total Application Software		2,875,926

	Communications Equipment (1.7%)
	Bel Fuse, Inc. - Class B	7,000	245,210
	Belden CDT, Inc.	24,500	667,135
*	CallWave, Inc.	48,500	216,310
	Inter-Tel, Inc.	12,400	265,856
*	Performance Technolgies, Inc.	32,300	242,250
	Total Communications Equipment		1,636,761

	Computer Hardware (0.2%)
*	SimpleTech, Inc.	55,300	207,928

	(See "Notes to Financial Statements")
	12
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	TECHNOLOGY (continued)
	Computer Storage/Peripherals (1.1%)
*	Hutchinson Technology, Inc.	9,900	$ 298,683
*	InFocus Corp.	63,000	299,250
*	Overland Storage, Inc.	26,900	244,252
*	Scailex Corp. Ltd.	39,400	236,794
	Total Computer Storage/Peripherals		1,078,979

	Electronic Equipment (2.5%)
*	Aeroflex, Inc.	22,100	303,433
*	CalAmp Corp.	22,800	267,672
*	Checkpoint Systems, Inc.	14,000	376,320
*	Coherent, Inc.	16,500	579,315
*	Gerber Scientific, Inc.	22,100	228,514
*	Planar Systems, Inc.	14,900	252,108
	Richardson Electronics, Ltd.	27,400	257,560
	Technitrol, Inc.	7,800	187,044
	Total Electronic Equipment		2,451,966

	Electronic Manufacturing Services (0.3%)
*	RadiSys Corp.	15,000	297,750

	Internet Software & Services (0.2%)
*	TechTeam Global, Inc.	21,400	238,182

	IT Consulting & Services (1.4%)
*	Computer Horizons Corp.	50,700	253,500
*	Exponet, Inc.	7,200	227,880
	Integral Systems, Inc.	8,800	237,512
*	Management Network Group, Inc.	95,800	209,802
	NWH, Inc.	18,800	262,072
*	Pfsweb, Inc.	142,000	174,660
	Total IT Consulting & Services		1,365,426

	Semiconductor Equipment (2.2%)
*	Advanced Energy Industries, Inc.	11,800	166,734
*	Brooks Automation, Inc.	28,900	411,536
	Cohu, Inc.	14,400	305,568
*	Cymer, Inc.	7,400	336,256
*	Photronics, Inc.	16,700	313,292
*	Rudolph Technologies, Inc.	8,000	136,400
*	Varian Semiconductor Equipment Associates, Inc.	15,600	438,048
	Total Semiconductor Equipment		2,107,834

	(See "Notes to Financial Statements")
	13
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	TECHNOLOGY (continued)
	Semiconductors (0.8%)
*	Diodes, Inc.	5,500	$ 228,250
*	Kopin Corp.	54,800	274,548
*	White Electronic Designs Corp.	39,700	232,642
	Total Semiconductors		735,440

	Services-Data Processing (0.3%)
*	Lightbridge, Inc.	23,700	263,070

	Systems Software (1.0%)
*	MICROS Systems, Inc.	9,100	419,237
*	Phoenix Technologies, Ltd.	32,400	219,672
*	Secure Computing Corp.	27,500	317,350
	Total Systems Software		956,259

	Technology Distribution (1.3%)
	Agilysys, Inc.	14,500	218,370
	Anixter International, Inc.	18,700	893,486
*	Bell Microproducts, Inc.	26,300	162,008
	Total Technology Distribution		1,273,864

	Total Technology		15,489,385

	CONSUMER DISCRETIONARY (12.5%)
	Apparel & Accessory (0.5%)
	Oxford Industries, Inc.	4,000	204,520
*	Unifi, Inc.	74,700	249,498
	Total Apparel & Accessory		454,018

	Auto Parts & Equipment (0.2%)
*	Stoneridge, Inc.	38,700	210,528

	Automobile Manufacturers (0.3%)
*	Fleetwood Enterprises, Inc.	27,900	311,643

	Automotive Retail (1.1%)
	Group 1 Automotive, Inc.	11,000	522,940
	Sonic Automotive, Inc.	18,300	508,008
	Total Automotive Retail		1,030,948

	(See "Notes to Financial Statements")
	14
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	CONSUMER DISCRETIONARY (continued)
	Casinos & Gaming (0.3%)
*	Multimedia Games, Inc.	21,600	$ 321,408

	Consumer Electronics (0.3%)
*	Emerson Radio Corp.	73,500	274,890

	Distributors (0.4%)
*	Brightpoint, Inc.	12,150	377,379

	Footwear (0.5%)
	Stride Rite Corp.	19,800	286,704
	Weyco Group, Inc.	11,000	247,500
	Total Footwear		534,204

	General Merchandise (0.2%)
	Fred's, Inc. - Class A	17,500	232,050

	Homebuilding (1.1%)
*	Cavco Industries, Inc.	5,000	242,950
	Skyline Corp.	7,200	297,936
	Standard Pacific Corp.	15,800	531,196
	Total Homebuilding		1,072,082

	Home Furnishings (1.0%)
	Ethan Allen Interiors, Inc.	4,500	189,090
*	Interface, Inc. - Class A	32,200	444,682
*	Kirkland's, Inc.	46,000	324,875
	Total Home Furnishings		958,647

	Hotel/Resort/Cruise (0.5%)
*	Interstate Hotels & Resorts, Inc.	48,100	257,335
*	Sunterra Corp.	15,300	218,484
	Total Hotel/Resort/Cruise		475,819

	Household Appliances (0.4%)
*	Applica, Inc.	115,400	376,204

	Housewares & Specialty (0.1%)
*	Lenox Group, Inc.	8,200	107,420

	(See "Notes to Financial Statements")
	15
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	CONSUMER DISCRETIONARY (continued)
	Leisure Facilities (0.9%)
	Arctic Cat, Inc.	8,500	$ 204,510
*	JAKKS Pacific, Inc.	15,100	403,774
*	Live Nation, Inc.	12,700	251,968
	Total Leisure Facilities		860,252

	Movies & Entertainment (0.1%)
*	4Kids Entertainment, Inc.	8,200	140,958

	Photographic Products (0.1%)
*	Ballantyne of Omaha, Inc.	13,300	59,318

	Restaurants (1.3%)
	IHOP Corp.	6,500	311,610
*	Jack in the Box, Inc.	5,800	252,300
	Landry's Restaurants, Inc.	4,000	141,320
	Lone Star Steakhouse & Saloon, Inc.	8,400	238,728
*	Main Street Restaurant Group, Inc.	44,400	225,996
*	Nathan's Famous, Inc.	9,800	120,417
	Total Restaurants		1,290,371

	Retail-Apparel (1.9%)
	Cato Corp. - Class A	16,500	393,690
*	Dress Barn, Inc.	10,500	503,475
	Stage Stores, Inc.	19,800	589,050
	Stein Mart, Inc.	18,000	313,560
	Total Retail-Apparel		1,799,775

	Retail-Catalog (0.3%)
*	Insight Enterprises, Inc.	13,700	301,537

	Retail-Home Improvement (0.5%)
	Building Materials Holding Corp.	12,600	449,064

	Retail-Internet (0.3%)
*	Celebrate Express, Inc.	20,100	253,260

	Specialty Stores (0.2%)
	Books-A-Million, Inc.	19,500	224,445

	Total Consumer Discretionary		12,116,220

	(See "Notes to Financial Statements")
	16
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	MATERIALS (8.0%)
	Aluminum (0.6%)
*	Aleris International, Inc.	12,810	$ 615,777

	Chemicals-Specialty (1.9%)
	A. Schulman, Inc.	9,900	245,025
	Arch Chemicals, Inc.	9,600	291,840
	H.B. Fuller Co.	14,400	739,296
	Innospec, Inc.	11,600	297,308
*	Material Sciences Corp.	18,100	218,648
	Total Chemicals-Specialty		1,792,117

	Construction Materials (0.6%)
	Texas Industries, Inc.	9,200	556,508

	Containers Metal/Glass (0.5%)
	AptarGroup, Inc.	6,100	337,025
	Myers Industries, Inc.	8,000	127,920
	Total Containers Metal/Glass		464,945

	Paper Packaging (0.3%)
*	Caraustar Industries, Inc.	15,800	162,582
	Rock-Tenn Co. - Class A	11,200	167,888
	Total Paper Packaging		330,470

	Paper Products (0.4%)
*	Buckeye Technologies, Inc.	25,000	226,250
	Neenah Paper, Inc.	5,000	163,750
	Total Paper Products		390,000

	Steel (3.7%)
	Carpenter Technology Corp.	7,600	718,352
*	Chaparral Steel Co.	5,400	350,568
	Commercial Metals Co.	18,500	989,565
	Friedman Industries, Inc.	19,300	179,490
	Olympic Steel, Inc.	8,600	259,548
	Reliance Steel & Aluminum Co.	9,000	845,280
*	Synalloy Corp.	17,400	260,826
	Total Steel		3,603,629

	Total Materials		7,753,446

	(See "Notes to Financial Statements")
	17
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	UTILITIES (5.1%)
	Electric Utilities (0.6%)
	Allete, Inc.	11,500	$ 535,900

	Gas Utilities (3.9%)
	Atmos Energy Corp.	15,100	397,583
	Cascade Natural Gas Corp.	11,700	230,490
	Energen Corp.	5,500	192,500
	Northwest Natural Gas Co.	17,500	621,075
	Piedmont Natural Gas Co., Inc.	29,900	717,301
	South Jersey Industries, Inc.	17,900	488,133
	Southern Union Co.	18,941	470,305
	The Laclede Group, Inc.	18,200	626,444
	Total Gas Utilities		3,743,831

	Multi-Utilities (0.6%)
	Avista Corp.	29,400	607,110

	Total Utilities		4,886,841

	HEALTH (5.0%)
	Biotechnology (0.6%)
*	ArQule, Inc.	53,000	304,220
*	Dynavax Technologies Corp.	18,000	108,540
*	Savient Pharmaceuticals, Inc.	31,400	167,362
	Total Biotechnology		580,122

	Healthcare-Distributors (0.8%)
*	I-trax, Inc.	68,500	232,215
	Owens & Minor, Inc.	15,000	491,550
	Total Healthcare-Distributors		723,765

	Healthcare-Equipment (1.4%)
	Analogic Corp.	4,400	291,280
	Datascope Corp.	8,000	316,480
*	Viasys Healthcare, Inc.	14,300	430,144
	Vital Signs, Inc.	5,800	318,594
	Total Healthcare-Equipment		1,356,498

	Healthcare-Facilities (0.3%)
	LCA-Vision, Inc.	5,000	250,550

	(See "Notes to Financial Statements")
	18
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	HEALTH (continued)
	Healthcare-Services (0.8%)
*	Medical Staffing Network Holdings, Inc.	44,700	$ 232,887
*	PAREXEL International Corp.	12,100	319,924
*	Pediatric Services of America, Inc.	18,100	254,305
	Total Healthcare-Services		807,116

	Healthcare-Supplies (0.7%)
*	DJ Orthopedics, Inc.	6,500	258,440
*	Memry Corp.	104,500	216,315
*	Nutraceutical International Corp.	16,000	241,120
	Total Healthcare-Supplies		715,875

	Pharmaceuticals (0.4%)
*	Discovery Partners International, Inc.	95,800	232,794
*	Natural Health Trends Corp.	25,300	170,775
	Total Pharmaceuticals		403,569

	Total Health		4,837,495

	CONSUMER STAPLES (3.5%)
	Agricultural Product (0.3%)
	Corn Products International, Inc.	10,500	310,485

	Food Distributors (1.0%)
*	Performance Food Group Co.	22,000	686,180
	Spartan Stores, Inc.	19,500	248,625
	Total Food Distributors		934,805

	Household Products (0.2%)
	WD-40 Co.	5,000	154,250

	Packaged Foods/Meats (0.8%)
	Flowers Foods, Inc.	10,500	311,850
	J & J Snack Foods Corp.	7,600	255,284
*	Poore Brothers, Inc.	76,400	213,920
	Total Packaged Foods/Meats		781,054

	Personal Products (0.1%)
*	Schiff Nutrition International, Inc.	10,700	63,986

	(See "Notes to Financial Statements")
	19
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	CONSUMER STAPLES (continued)
	Retail-Drugs (0.5%)
	Longs Drug Stores Corp.	11,000	$ 509,080

	Retail-Food (0.6%)
	Casey's General Stores, Inc.	25,800	590,046

	Total Consumer Staples		3,343,706

	ENERGY (2.7%)
	Oil & Gas-Equipment/Services (2.1%)
*	Lone Star Technologies, Inc.	11,000	609,510
*	NS Group, Inc.	5,500	253,165
*	Oceaneering International, Inc.	5,000	286,500
*	Veritas DGC, Inc.	19,000	862,410
	Total Oil & Gas-Equipment/Services		2,011,585

	Oil & Gas-Exploration/Production (0.6%)
	Adams Resources & Energy, Inc.	4,200	118,440
*	Magellan Petroleum Corp.	82,000	161,540
*	Swift Energy Co.	8,500	318,410
	Total Oil & Gas-Exploration/Production		598,390

	Total Energy		2,609,975

	TELECOMMUNICATIONS (0.2%)
	Integrated Telecom Services (0.2%)
*	TALK America Holdings, Inc.	27,000	230,310

	Total Telecommunications		230,310

	Total Equity Securities
	(Cost: $73,274,638)		88,266,132

	INVESTMENT COMPANIES (5.9%)
	iShares Russell 2000 Value Index Fund	29,000	2,167,460
	iShares S&P SmallCap 600 Value Index Fund	48,600	3,539,052

	Total Investment Companies
	(Cost: $4,206,746)		5,706,512

	(See "Notes to Financial Statements")
	20
	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Principal
		Amount	Value
	SHORT-TERM SECURITIES (0.9%)
	TIME DEPOSIT (0.9%)
	Citibank, NA
	4.150%, 4/03/06
	(Cost: $903,000)	$ 903,000	$ 903,000

	TOTAL INVESTMENTS (98.0%)
	(Identified Cost: $78,384,384)		94,875,644

	OTHER ASSETS LESS LIABILITIES (2.0%)		1,949,956

	NET ASSETS (100.0%)		$ 96,825,600

*	Non-income producing security.

	(See "Notes to Financial Statements")
	21
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)

		Shares	Value
	EQUITY SECURITIES (97.6%)

	TECHNOLOGY (61.1%)
	Application Software (4.0%)
*	Adobe Systems, Inc.	50,000	$ 1,746,000
*	Autodesk, Inc.	24,000	924,480
*	Cadence Design Systems, Inc.	29,900	552,851
*	Citrix Systems, Inc.	25,000	947,500
*	Intuit, Inc.	23,300	1,239,327
	Total Application Software		5,410,158

	(See "Notes to Financial Statements")
	22
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	TECHNOLOGY (continued)
	Computer Hardware (7.5%)
*	Apple Computer, Inc.	112,200	$ 7,037,184
*	Dell, Inc.	83,300	2,479,008
*	Sun Microsystems, Inc.	140,000	718,200
	Total Computer Hardware		10,234,392

	Computer Storage/Peripherals (1.8%)
*	Network Appliance, Inc.	39,700	1,430,391
*	Sandisk Corp.	18,000	1,035,360
	Total Computer Storage/Peripherals		2,465,751

	Communication Equipment (14.4%)
*	Cisco Systems, Inc.	212,300	4,600,541
*	Comverse Technology, Inc.	26,000	611,780
	Corning, Inc.	50,600	1,361,646
*	JDS Uniphase Corp.	153,300	639,261
*	Juniper Networks, Inc.	45,000	860,400
	Nokia Oyj, ADR	32,300	669,256
	Qualcomm, Inc.	193,000	9,767,730
*	Research in Motion, Ltd.	14,000	1,188,320
	Total Communication Equipment		19,698,934

	Electronic Manufacturing Services (0.5%)
*	Flextronics International, Ltd.	62,000	641,700

	Home Entertainment Software (1.2%)
*	Electronic Arts, Inc.	30,000	1,641,600

	Internet Software & Services (5.3%)
*	Check Point Software Technologies, Ltd.	28,500	570,570
*	Google, Inc.	11,500	4,485,000
*	Yahoo!, Inc.	68,300	2,203,358
	Total Internet Software & Services		7,258,928

	IT Consulting & Services (0.5%)
*	Cognizant Technology Solutions - Class A	11,900	707,931

	Semiconductor Equipment (2.6%)
	Applied Materials, Inc.	95,000	1,663,450
	KLA-Tencor Corp.	25,000	1,209,000
*	Lam Research Corp.	16,000	688,000
	Total Semiconductor Equipment		3,560,450

	(See "Notes to Financial Statements")
	23
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	TECHNOLOGY (continued)
	Semiconductors (10.6%)
*	Altera Corp.	53,000	$ 1,093,920
	Analog Devices, Inc.	15,000	574,350
*	Broadcom Corp.	46,500	2,006,940
	Intel Corp.	168,600	3,262,410
	Linear Technology Corp.	38,800	1,361,104
*	Marvell Technology Group, Ltd.	30,000	1,623,000
	Maxim Integrated Products, Inc.	43,300	1,608,595
	Microchip Technology, Inc.	18,000	653,400
*	NVIDIA Corp.	20,000	1,145,200
	Xilinx, Inc.	45,000	1,145,700
	Total Semiconductors		14,474,619

	Services-Data Processing (1.8%)
*	Fiserv, Inc.	22,000	936,100
	Paychex, Inc.	37,500	1,562,250
	Total Services-Data Processing		2,498,350

	Systems Software (10.6%)
*	BEA Systems, Inc.	41,400	543,582
	Microsoft Corp.	325,400	8,854,134
*	Oracle Corp.	203,900	2,791,391
*	Red Hat, Inc.	19,400	542,812
*	Symantec Corp.	105,310	1,772,367
	Total Systems Software		14,504,286

	Technology Distribution (0.3%)
*	CDW Corp.	8,000	470,800

	Total Technology		83,567,899

	CONSUMER DISCRETIONARY (14.7%)
	Broadcasting & Cable (3.1%)
*	Comcast Corp. - Class A	88,900	2,325,624
*	EchoStar Communications Corp. - Class A	25,000	746,750
*	Liberty Global, Inc. - Class A	16,700	341,849
*	Liberty Global, Inc. - Class C	16,700	329,825
*	XM Satellite Radio Holdings, Inc.	23,500	523,345
	Total Broadcasting & Cable		4,267,393

	Casinos & Gaming (0.6%)
*	Wynn Resorts, Ltd.	10,200	783,870

	(See "Notes to Financial Statements")
	24
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value

	CONSUMER DISCRETIONARY (continued)
	Consumer Electronics (0.6%)
	Garmin, Ltd.	10,500	$ 834,015

	Education Services (0.6%)
*	Apollo Group, Inc. - Class A	16,400	861,164

	Homefurnishing Retail (1.0%)
*	Bed Bath & Beyond, Inc.	37,200	1,428,480

	Movies & Entertainment (0.5%)
*	Pixar	11,000	705,540

	Restaurants (3.0%)
*	Starbucks Corp.	107,100	4,031,244

	Retail-Catalog (0.8%)
*	IAC/InterActiveCorp	35,550	1,047,659

	Retail-Internet (3.6%)
*	Amazon.com, Inc.	26,300	960,213
*	eBay, Inc.	102,200	3,991,932
	Total Retail-Internet		4,952,145

	Specialty Stores (0.9%)
	Staples, Inc.	46,900	1,196,888

	Total Consumer Discretionary		20,108,398

	HEALTH (15.4%)
	Biotechnology (11.1%)
*	Amgen, Inc.	54,200	3,943,050
*	Amylin Pharmaceuticals, Inc.	14,700	719,565
*	Biogen Idec, Inc.	36,300	1,709,730
*	Celgene Corp.	34,000	1,503,480
*	Chiron Corp.	22,900	1,049,049
*	Genzyme Corp.	33,000	2,218,260
*	Gilead Sciences, Inc.	48,000	2,986,560
*	MedImmune, Inc.	27,000	987,660
*	ViroPharma, Inc.	6,600	83,820
	Total Biotechnology		15,201,174

	(See "Notes to Financial Statements")
	25
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value

	HEALTH (continued)
	Healthcare-Distribution/Services (0.3%)
*	Patterson Companies, Inc.	12,000	$ 422,400

	Healthcare-Equipment (1.1%)
	Biomet, Inc.	33,000	1,172,160
*	Boston Scientific Corp.	12,600	290,430
	Total Healthcare-Equipment		1,462,590

	Healthcare-Facilities (0.0%)
*	Genomic Health, Inc.	4,700	48,739

	Healthcare-Services (0.8%)
*	Express Scripts, Inc.	13,000	1,142,700

	Pharmaceuticals (2.1%)
*	Adolor Corp.	12,700	302,260
*	DUSA Pharmaceuticals, Inc.	16,400	115,784
*	Sepracor, Inc.	9,700	473,457
	Teva Pharmaceutical Industries, Ltd., ADR	46,600	1,918,988
	Total Pharmaceuticals		2,810,489

	Total Health		21,088,092

	INDUSTRIAL (4.0%)
	Airfreight and Logistics (1.0%)
	Expeditors International of Washington, Inc.	15,000	1,295,850

	Electrical Components (0.3%)
	American Power Conversion Corp.	18,000	415,980

	Machinery Construction/Farming (1.4%)
	Joy Global, Inc.	11,300	675,401
	Paccar, Inc.	17,600	1,240,448
	Total Machinery Construction/Farming		1,915,849

	Services-Diversified/Commercial (1.3%)
	Cintas Corp.	18,000	767,160
*	Monster Worldwide, Inc.	11,200	558,432
	Patterson-UTI Energy, Inc.	15,700	501,772
	Total Services-Diversified/Commercial		1,827,364

	Total Industrial		5,455,043

	(See "Notes to Financial Statements")
	26
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	CONSUMER STAPLES (1.5%)
	Hypermarkets & Supercenters (0.9%)
	Costco Wholesale Corp.	23,000	$ 1,245,680

	Retail-Food (0.6%)
	Whole Foods Market, Inc.	13,000	863,720

	Total Consumer Staples		2,109,400

	TELECOMMUNICATIONS (0.6%)
	Wireless Telecom Services (0.6%)
*	NII Holdings, Inc.	14,100	831,477

	Total Telecommunications		831,477

	MATERIALS (0.3%)
	Chemicals-Specialty (0.3%)
	Sigma-Aldrich Corp.	6,300	414,477

	Total Materials		414,477

	Total Equity Securities
	(Cost: $102,991,535)		133,574,786

	INVESTMENT COMPANIES (1.0%)
	Nasdaq-100 Index Tracking Stock
	(Cost: $1,154,505)	33,000	1,384,020

		Principal
		Amount
	SHORT-TERM SECURITIES (0.4%)
	Time Deposit (0.4%)
	Citibank, NA
	4.150%, 4/03/06
	(Cost: $573,000)	$ 573,000	573,000

	(See "Notes to Financial Statements")
	27
	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

			Value

	TOTAL INVESTMENTS (99.0%)
	(Identified Cost: $104,967,122)		$ 135,531,806

	OTHER ASSETS LESS LIABILITIES (1.0%)		1,385,370

	NET ASSETS (100.0%)		$ 136,917,176

ADR	American Depositary Receipt

*	Non-income producing security.

	(See "Notes to Financial Statements")
	28
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)

		Shares	Value
	EQUITY SECURITIES (94.0%)

	AUSTRALIA (2.0%)
	Australia & New Zealand Banking Group, Ltd.	21,000	$ 396,812
	BHP Billiton, Ltd.	30,128	601,518
	Commonwealth Bank of Australia	18,000	581,421
	CSL, Ltd.	14,000	546,054
	ING Office Fund	150,000	152,414
	QBE Insurance Group, Ltd.	30,000	468,046
	Rinker Group, Ltd.	27,000	382,159
	Woodside Petroleum, Ltd.	7,500	243,221
	Zinifex, Ltd.	80,000	544,200
	Total Australia		3,915,845

	(See "Notes to Financial Statements")
	29
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	AUSTRIA (1.5%)
*	Erste Bank der oesterreichischen Sparkassen AG	8,000	$ 471,087
	EVN AG	5,113	518,203
	OMV AG	19,630	1,311,289
	Telekom Austria AG	18,000	423,674
	Voestalpine AG	2,500	349,310
	Total Austria		3,073,563

	BELGIUM (1.7%)
	Bekaert NV	7,000	720,039
	Dexia	18,000	464,843
	Electrabel SA	800	419,196
	KBC Groep NV	9,450	1,013,222
*	Option NV	7,000	704,791
	Total Belgium		3,322,091

	BRAZIL (2.4%)
	Banco Bradesco SA, ADR	22,032	791,169
*	Banco Itau Holding Financeira SA, ADR	38,000	1,131,260
	Companhia Vale do Rio Doce, ADR	33,000	1,601,490
*	Empresa Brasileira de Aeronautica SA, ADR	5,700	210,045
*	Petroleo Brasileiro SA, ADR	11,900	1,031,373
	Total Brazil		4,765,337

	CANADA (1.4%)
	Falconbridge, Ltd.	9,735	341,050
	Methanex Corp.	30,000	614,607
	National Bank of Canada	5,000	273,701
	Petro-Canada	8,000	379,770
	Teck Cominco, Ltd.	10,000	644,094
*	Ultra Petroleum Corp.	8,000	498,480
	Total Canada		2,751,702

	CZECH REPUBLIC (0.2%)
	CEZ AS	14,000	487,666
	Total Czech Republic		487,666

	(See "Notes to Financial Statements")
	30
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	DENMARK (1.1%)
	A P Moller - Maersk A/S	45	$ 386,034
*	Alk-Abello A/S	3,200	468,074
	D/S Norden A/S	700	309,898
	Danisco A/S	3,000	242,761
	Danske Bank A/S	13,000	481,712
	NKT Holding A/S	5,000	316,222
	Total Denmark		2,204,701

	FINLAND (1.9%)
	Metso Corp.	25,000	963,582
	Nokia Oyj, ADR	97,700	2,024,344
	Sampo Oyj - Class A	40,500	851,322
	Total Finland		3,839,248

	FRANCE (9.9%)
	Arcelor	25,500	1,003,838
	AXA	35,380	1,239,925
	BNP Paribas SA	16,780	1,556,479
*	Cap Gemini SA	19,000	1,033,759
	Credit Agricole SA	15,100	586,755
	Eiffage SA	10,000	1,640,963
	Euler Hermes SA	8,000	1,006,845
	European Aeronautic Defence & Space Co.	10,000	420,769
	Natexis Banques Populaires	4,600	1,240,259
	Nexans SA	11,000	855,274
	Sanofi-Aventis	15,746	1,495,819
	Sanofi-Aventis, ADR	12,000	569,400
	Schneider Electric SA	6,000	646,946
	Societe Generale	8,200	1,231,473
	Sodexho Alliance SA	17,000	806,444
	Suez SA	13,000	511,603
	Technip SA	15,000	1,013,803
	Total SA	8,380	2,207,708
	Total SA, ADR	1,200	158,076
	Vivendi Universal SA	16,500	565,878
	Total France		19,792,016

	GERMANY (5.5%)
	Allianz AG	6,990	1,165,474
	BASF AG	10,000	782,967
	Bayer AG	10,000	400,076

	(See "Notes to Financial Statements")
	31
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	GERMANY (continued)
*	Bayerische Hypo-und Vereinsbank AG	10,000	$ 329,645
	Commerzbank AG	18,500	736,110
	Continental AG	7,000	769,595
	DaimlerChrysler AG	6,000	344,167
*	Depfa Bank, Plc.	22,000	391,363
	Deutsche Bank AG	11,500	1,311,651
	Deutsche Telekom AG	21,860	368,238
	E.ON AG	12,000	1,318,725
	Muenchener Rueckversicherungs-Gesellschaft AG	4,000	566,350
	ProSiebenSat.1 Media AG	27,000	702,492
	RWE AG	6,000	521,478
	SAP AG	5,000	1,083,145
	Volkswagen AG Pfd	5,000	274,038
	Total Germany		11,065,514

	GREECE (0.7%)
	Alpha Bank AE	14,160	522,297
	Fourlis SA	25,000	332,186
	National Bank of Greece SA	11,100	521,187
	Total Greece		1,375,670

	HONG KONG (2.5%)
	ASM Pacific Technology, Ltd.	40,000	238,664
	Bank of East Asia, Ltd.	66,000	238,999
	Cheung Kong Holdings, Ltd.	20,000	211,731
	China Mobile (Hong Kong), Ltd.	60,000	315,083
	China Netcom Group Corp. (Hong Kong), Ltd.	200,000	353,100
	China Overseas Land & Investment, Ltd.	800,000	546,402
	China Resources Power Holdings Co., Ltd.	280,000	203,870
*	China State Construction International Holdings, Ltd.	44,444	12,744
	Chinese Estates Holdings, Ltd.	300,000	431,065
	CNOOC, Ltd.	400,000	309,284
*	Foxconn International Holdings, Ltd.	145,000	272,815
	Guoco Group, Ltd.	17,000	217,981
	Hutchison Whampoa, Ltd.	20,000	183,122
	Li & Fung, Ltd.	154,000	347,301
	PetroChina Co., Ltd. - Class H	300,000	315,083
	Regal Hotels International Holdings, Ltd.	3,000,000	239,695
	Swire Pacific, Ltd. - Class A	20,000	195,751
	VTech Holdings, Ltd.	57,000	257,827
	Total Hong Kong		4,890,517

	(See "Notes to Financial Statements")
	32
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	ITALY (1.6%)
	Banca Intesa SpA	76,463	$ 456,181
	Banca Popolare di Milano Scarl	27,000	318,245
	Capitalia SpA	45,000	373,573
	Enel SpA	34,000	287,193
	ENI SpA	25,000	710,358
	Fondiaria-Sai SpA	8,000	319,189
	Mediobanca SpA	13,000	278,456
	Tenaris SA	22,000	394,824
	Total Italy		3,138,019

	JAPAN (20.3%)
	77 Bank, Ltd.	25,000	192,177
	AEON Co., Ltd.	10,000	241,970
	Aisin Seiki Co., Ltd.	6,000	232,901
	Amada Co., Ltd.	40,000	435,291
	AOC Holdings, Inc.	8,500	156,687
	Arcs Co., Ltd.	11,000	151,496
	Asahi Breweries, Ltd.	10,000	141,537
	Astellas Pharma, Inc.	10,000	378,846
	Autobacs Seven Co., Ltd.	8,000	398,000
	Bridgestone Corp.	8,000	166,455
	Brother Industries, Ltd.	25,000	273,116
	Calpis Co., Ltd.	35,000	318,883
	Canon, Inc.	16,000	1,056,361
	Chubu Electric Power Co., Inc.	7,000	175,015
	Cosmo Oil Co., Ltd.	30,000	156,878
	Daiichi Sankyo Co., Ltd.	25,000	568,904
	Dainippon Ink & Chemicals, Inc.	50,000	185,609
	Daiwa Securities Group, Inc.	60,000	802,949
	Fancl Corp.	18,000	369,947
	Fuji Heavy Industries, Ltd.	50,000	293,245
	Futaba Industrial Co., Ltd.	15,000	366,133
	Hitachi Construction Machinery	12,000	315,281
	Hitachi, Ltd.	50,000	352,996
	Honda Motor Co., Ltd.	25,000	1,544,622
	Hosiden Corp.	17,000	208,484
	Isetan Co., Ltd.	10,000	217,391
	Juki Corp.	90,000	555,301
	Kadokawa Holdings, Inc.	6,000	194,762
	Kinden Corp.	25,000	226,078
	Kyushu Electric Power Co., Inc.	7,000	157,513

	(See "Notes to Financial Statements")
	33
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	JAPAN (continued)
	Maeda Corp.	50,000	$ 298,754
	Makino Milling Machine Co., Ltd.	85,000	1,066,192
	Makita Corp.	23,000	707,602
	Marubeni Corp.	110,000	574,286
	Matsushita Electric Industrial Co., Ltd.	25,000	554,072
	Mazda Motor Corp.	105,000	636,283
	Mitsubishi Chemical Holdings Corp.	50,000	307,653
	Mitsubishi Corp.	35,000	794,983
	Mitsubishi Electric Corp.	45,000	381,007
	Mitsubishi Heavy Industries, Ltd.	55,000	261,039
	Mitsui & Co., Ltd.	30,000	432,749
	Mitsui Fudosan Co., Ltd.	58,000	1,329,689
	Mitsui O.S.K. Lines, Ltd.	50,000	337,317
	Mizuho Financial Group, Inc.	100	816,171
	Mori Seiki Co., Ltd.	18,000	378,337
	Nikko Cordial Corp.	30,000	495,805
	Nintendo Co., Ltd.	3,000	447,496
	Nippon Konpo Unyu Soko Co., Ltd.	30,000	417,239
	Nippon Mining Holdings, Inc.	46,500	391,342
	Nippon Shokubai Co., Ltd.	21,000	248,996
	Nippon Suisan Kaisha, Ltd.	45,000	204,805
	Nippon Telegraph & Telephone Corp.	60	256,801
	Nippon Telegraph & Telephone Corp., ADR	13,000	280,150
	Nippon Thompson Co., Ltd.	20,000	236,291
	Nissan Motor Co., Ltd.	33,000	390,999
	Nisshin Steel Co., Ltd.	100,000	345,792
	Nomura Holdings, Inc.	35,000	778,668
	NSK, Ltd.	65,000	563,014
	NTT DoCoMo, Inc.	200	294,940
	Obayashi Corp.	35,000	284,177
	Okinawa Electric Power Co., Inc.	6,000	359,522
	ORIX Corp.	1,500	465,929
	Parco Co., Ltd.	34,000	423,595
	Rengo Co., Ltd.	25,000	193,025
	Ricoh Co., Ltd.	30,000	584,795
	Sakai Chemical Industry Co., Ltd.	150,000	793,288
	Sanwa Shutter Corp.	50,000	326,723
	Sanyo Shinpan Finance Co., Ltd.	5,000	309,348
	Sawai Pharmaceuticals Co., Ltd.	4,000	145,775
	Seven & I Holdings Co., Ltd.	10,000	394,949
	Shiga Bank, Ltd.	30,000	226,290

	(See "Notes to Financial Statements")
	34
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	JAPAN (continued)
	Shinsei Bank, Ltd.	90,000	$ 628,528
	Shizuoka Bank, Ltd.	33,000	332,265
	Sony Corp.	13,000	600,475
	Sumitomo Corp.	70,000	994,322
	Sumitomo Mitsui Financial Group, Inc.	80	881,431
	Sumitomo Trust & Banking Co., Ltd.	40,000	461,734
	Takeda Pharmaceutical Co., Ltd.	10,000	568,692
	Teijin, Ltd.	55,000	364,989
	Toei Animation Co., Ltd.	6,000	385,965
	TOEI Co., Ltd.	35,000	268,455
	Toho Pharmaceutical Co., Ltd.	15,000	220,188
	Tohoku Electric Power Co., Inc.	15,000	323,544
	Tokai Carbon Co., Ltd.	65,000	407,662
	Tokyo Electric Power Co., Inc.	12,000	298,500
	Tokyo Electron, Ltd.	15,000	1,032,291
	Toshiba Corp.	100,000	579,710
	Toyo Suisan Kaisha, Ltd.	10,000	152,301
	Toyota Motor Corp.	30,000	1,634,884
	Toyota Motor Corp., ADR	3,500	381,150
	TV Asahi Corp.	150	385,202
	Yamaha Motor Co., Ltd.	11,000	271,294
	Total Japan		40,744,298

	MEXICO (0.7%)
*	Carso Global Telecom	112,000	258,582
	Cemex SA de CV, ADR	4,000	261,120
	Grupo Aeroportuario del Sureste SA de CV, ADR	7,700	257,026
	Grupo Televisa SA, ADR	10,400	206,960
	Telefonos de Mexico SA de CV, ADR - Class L	6,700	150,616
*	Wal-Mart de Mexico SA de CV - Class V	104,200	275,488
	Total Mexico		1,409,792

	NETHERLANDS (6.0%)
	ABN AMRO Holding NV	23,000	688,600
	Aegon NV	43,000	794,597
	Buhrmann NV	35,000	618,387
	Fortis	20,000	712,536
	ING Groep NV	72,000	2,840,464
	Koninklijke (Royal) KPN NV	43,000	483,939
	Koninklijke (Royal) Philips Electronics NV	12,020	405,688
	Koninklijke DSM NV	20,000	911,969

	(See "Notes to Financial Statements")
	35
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	NETHERLANDS (continued)
	Randstad Holding NV	9,000	$ 532,696
	Rodamco Europe NV	5,000	501,305
	Royal Dutch Shell, Plc. - Class A	68,000	2,124,733
	Univar NV	25,000	1,406,799
	Total Netherlands		12,021,713

	NORWAY (2.2%)
	DNB NOR ASA	80,500	1,082,476
	Norsk Hydro ASA	14,500	2,006,141
	Statoil ASA	31,000	892,752
	Yara International ASA	30,000	476,546
	Total Norway		4,457,915

	POLAND (0.3%)
	Polski Koncern Naftowy Orlen SA	16,800	304,421
	Telekomunikacja Polska SA	56,000	380,741
	Total Poland		685,162

	RUSSIA (1.0%)
	Gazprom, ADR	12,000	1,098,000
	Mobile Telesystems ADR	12,500	413,750
*	Pyaterochka Holding NV, GDR	30,000	489,000
	Total Russia		2,000,750

	SINGAPORE (1.8%)
	Capitaland, Ltd.	190,000	568,303
	DBS Group Holdings, Ltd.	40,000	402,929
	Elec & Eltek International Co., Ltd.	84,000	219,240
	Keppel Corp., Ltd.	45,000	383,772
	Keppel Land, Ltd.	150,000	457,930
	Neptune Orient Lines, Ltd.	85,000	114,513
	Oversea-Chinese Banking Corp., Ltd.	55,000	227,729
	SembCorp Industries, Ltd.	140,000	302,815
	SembCorp Marine, Ltd.	250,000	440,318
	Singapore Telecommunications, Ltd.	134,000	219,448
	United Overseas Bank, Ltd.	25,000	241,016
	United Overseas Land, Ltd.	5,000	8,930
	Total Singapore		3,586,943

	(See "Notes to Financial Statements")
	36
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	SOUTH AFRICA (0.8%)
*	Imperial Holdings, Ltd.	14,840	$ 411,654
	Sasol, Ltd.	11,000	415,768
	Standard Bank Group, Ltd.	15,000	206,343
*	Steinhoff International Holdings, Ltd.	142,000	511,380
	Total South Africa		1,545,145

	SOUTH KOREA (4.5%)
	Hana Financial Holdings	7,575	358,617
*	Hynix Semiconductor, Inc.	15,000	446,148
	Hyundai Motor Co.	5,000	420,419
*	Hyundai Securities Co., Ltd.	52,000	717,131
	Hyundai Steel Co.	15,000	446,920
	Joongang Construction Co., Ltd.	14,500	377,554
	Kia Motors Corp.	12,200	250,491
*	Kiwoom.Com Securities Co., Ltd.	15,000	537,230
	Kookmin Bank	8,300	716,688
*	Korea Investment Holdings Co., Ltd.	10,000	358,154
	Modetour Network, Inc.	20,000	716,307
	Samsung Electronics Co., Ltd.	2,500	1,620,954
	Shinan Financial Group Co., Ltd.	10,000	447,692
	SK Corp.	3,000	201,307
	SKC Co., Ltd.	27,500	544,821
	Woongjin Thinkbig Co., Ltd.	39,000	573,972
	Wooree ETI Co., Ltd.	25,000	324,191
	Total South Korea		9,058,596

	SPAIN (1.3%)
	Banco Bilbao Vizcaya Argentaria SA	18,066	376,473
	Banco de Sabadell SA	9,000	295,156
	Banco Santander Central Hispano SA	53,000	772,862
	Corporacion Mapfre SA	10,000	203,426
	Endesa SA	6,000	193,430
	Red Electrica de Espana SA	10,000	322,142
	Repsol YPF, SA	5,500	156,013
	Telefonica SA	24,000	376,115
	Total Spain		2,695,617

	(See "Notes to Financial Statements")
	37
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	SWEDEN (0.7%)
	ForeningsSparbanken AB	12,000	$ 337,965
	Nordea Bank AB	30,000	370,492
	Telefonaktiebolaget LM Ericsson - Class B	100,000	379,794
	Volvo AB - Class B	7,000	327,380
	Total Sweden		1,415,631

	SWITZERLAND (6.9%)
*	ABB, Ltd.	45,000	566,438
	Compagnie Financiere Richemont AG	10,000	478,249
	Credit Suisse Group	30,577	1,711,526
*	Georg Fischer AG	3,000	1,333,741
	Givaudan SA	500	383,365
	Holcim Ltd.	12,000	953,132
	Nestle SA	4,000	1,184,528
	Novartis AG	32,702	1,814,206
	Roche Holding AG	2,633	391,067
	Swiss Re	4,000	278,838
*	Syngenta AG	5,000	700,922
	UBS AG	20,087	2,201,062
	Zehnder Group AG - Class B	613	971,437
*	Zurich Financial Services AG	4,048	948,617
	Total Switzerland		13,917,128

	TURKEY (1.1%)
	Akbank TAS	45,000	377,926
	Haci Omer Sabanci Holding AS	70,000	494,240
*	Karsan Otomotiv Sanayi ve Ticaret AS	42,500	180,045
	Trakya Cam Sanayii AS	80,000	341,880
	Turkiye Is Bankasi - Class C	60,720	505,436
*	Vestel Elektronik Sanayi ve Ticaret AS	95,000	388,331
	Total Turkey		2,287,858

	UNITED KINGDOM (14.0%)
	Alliance Unichem, Plc.	25,000	388,539
	Arriva, Plc.	25,000	266,904
	AstraZeneca, Plc.	18,085	909,711
	Aviva, Plc.	25,000	346,693
	Barclays, Plc.	130,000	1,518,685
	BG Group, Plc.	57,000	711,365
	BHP Billiton, Plc.	60,000	1,094,328
	BP, Plc.	190,600	2,185,301

	(See "Notes to Financial Statements")
	38
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	UNITED KINGDOM (continued)
	BP, Plc., ADR	5,000	$ 344,700
*	British Airways, Plc.	50,000	306,365
*	British Energy Group, Plc.	25,000	281,864
	British Land Co., Plc.	35,000	753,402
	Burren Energy, Plc.	15,000	248,084
	Diageo, Plc.	36,000	566,053
*	easyJet, Plc.	40,000	243,531
	Enterprise Inns, Plc.	40,400	667,122
	GKN, Plc.	55,000	317,206
	GlaxoSmithKline, Plc.	39,044	1,019,243
	Group 4 Securicor, Plc.	88,000	288,872
	HBOS, Plc.	37,800	630,089
*	Henderson Group, Plc.	200,000	297,475
	HSBC Holdings, Plc.	70,000	1,171,689
	International Power, Plc.	125,000	613,597
	Ladbrokes, Plc.	50,000	337,370
	Lloyds TSB Group, Plc.	42,000	401,045
	Man Group, Plc.	10,000	427,567
	Meggitt, Plc.	40,000	241,449
	Mitchells & Butlers, Plc.	45,000	373,492
	Next, Plc.	10,000	286,201
	Northern Rock, Plc.	20,000	410,741
+	O2, Plc.	375,000	1,300,912
	Old Mutual, Plc.	55,000	191,993
	Persimmon, Plc.	40,000	921,393
	Punch Taverns, Plc.	18,000	263,045
	Rio Tinto, Plc.	7,500	380,127
*	Rolls-Royce Group, Plc.	30,000	238,327
	Rolls-Royce Group, Plc. - Class B	1,614,000	2,856
	Royal Bank of Scotland Group, Plc.	51,200	1,663,392
	Royal Dutch Shell, Plc. - Class B	28,733	932,983
	Sage Group, Plc.	60,000	286,461
	Scottish and Southern Energy, Plc.	22,000	431,972
	Scottish Power, Plc.	25,000	252,377
	Severn Trent, Plc.	10,000	193,749
	Sportingbet, Plc.	40,000	260,183
	Taylor Woodrow, Plc.	75,000	525,569
	Tesco, Plc.	45,000	257,581
	Trinity Mirror, Plc.	13,000	128,530
	Unilever, Plc.	33,000	337,144

	(See "Notes to Financial Statements")
	39
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

		Shares	Value
	UNITED KINGDOM (continued)
	United Utilities, Plc.	30,000	$ 358,792
	Vodafone Group, Plc.	557,441	1,165,126
	Whitbread, Plc.	13,714	282,121
	Total United Kingdom		28,023,316

	Total Equity Securities
	(Cost: $126,770,372)		188,471,753

	INVESTMENT COMPANIES (4.4%)

	BRAZIL (0.2%)
	iShares MSCI Brazil Index Fund	12,100	483,395

	GERMANY (2.0%)
	iShares MSCI Germany Index Fund	172,300	3,971,515

	HONG KONG (1.0%)
	iShares MSCI Hong Kong Index Fund	150,000	2,023,500

	ITALY (0.5%)
	iShares MSCI Italy Index Fund	33,100	923,490

	SWITZERLAND (0.7%)
	iShares MSCI Switzerland Index Fund	72,000	1,506,960

	Total Investment Companies
	(Cost: $7,417,435)		8,908,860
		Principal
		Amount
	SHORT-TERM SECURITIES (1.4%)
	TIME DEPOSIT (1.4%)
	Bank of America
	4.15%, 4/03/06
	(Cost: $2,771,000)	$ 2,771,000	2,771,000

	TOTAL INVESTMENTS (99.8%)
	(Identified Cost: $136,958,807)		200,151,613

	OTHER ASSETS LESS LIABILITIES: (0.2%)		479,649

	NET ASSETS: (100.0%)		$ 200,631,262

	(See "Notes to Financial Statements")
	40
	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	MARCH 31, 2006 (unaudited)
	(Continued)

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Pfd	Preferred

*	Non-income producing security.
+	Illiquid security.

	(See "Notes to Financial Statements")
	41
	BAILARD INTERNATIONAL EQUITY FUND
	INDUSTRY CLASSIFICATIONS
	MARCH 31, 2006 (unaudited)

		Percent of
	Industry	Net Assets
	Banking	15.5%
	Energy Sources	10.0
	Financial Services	7.4
	Health & Personal Care	4.9
	Telecommunications	4.8
	Insurance	4.2
	Utilities-Electrical & Gas	3.8
	Machinery & Engineering	3.8
	Chemicals	3.5
	Automobiles	3.4
	Electronic Components & Instruments	3.3
	Business & Public Services	2.5
	Real Estate	2.5
	Wholesale & International Trade	2.3
	Construction & Housing	2.3
	Appliances & Household Durables	2.0
	Metals-Steel	1.9
	Broadcasting & Publishing	1.7
	Electrical & Electronics	1.6
	Merchandising	1.5
	Leisure & Tourism	1.5
	Industrial Components	1.5
	Food & Household Products	1.3
	Metals-Non Ferrous	1.2
	Building Materials & Components	1.0
	Multi-Industry	0.8
	Transportation-Road and Rail	0.7
	Transportation-Shipping	0.6
	Aerospace & Military Technology	0.6
	Energy Equipment & Services	0.5
	Beverages & Tobacco	0.4
	Transportation-Airlines	0.3
	Misc.-Materials & Commodities	0.3
	Textiles & Apparel	0.2
	Recreation & Other Consumer Goods	0.1
	Forestry & Paper Products	0.1
	Total Investments in Securities	94.0
	Investment Companies	4.4
	Time Deposit	1.4
	Other Assets less Liabilities	0.2
	Net Assets	100.0%

	(See "Notes to Financial Statements")
	42

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006 (unaudited)

	COGNITIVE	ENHANCED	INTERNATIONAL
	VALUE	GROWTH	EQUITY
	FUND	FUND	FUND
Assets
Investments, at value	$ 94,875,644	$ 135,531,806	$ 200,151,613
Cash	--	129	--
Receivables:
Portfolio securities sold	3,683,839	3,427,543	3,903
Dividend, interest and recoverable foreign taxes receivable	94,470	20,769	644,780
Prepaid expenses	7,176	7,159	9,708
Total assets	98,661,129	138,987,406	200,810,004

Liabilities
Payables:
Portfolio securities purchased	441,929	2,035,317	3,923
Due to custodian	1,362,111	--	935
Fund shares redeemed	--	--	258
Accrued expenses and other liabilities	31,489	34,913	173,626
Total liabilities	1,835,529	2,070,230	178,742
Net Assets	$ 96,825,600	$ 136,917,176	$ 200,631,262
Shares of capital stock issued and outstanding	7,123,827	14,778,883	23,542,394
Net asset value, offering and redemption price per share	$ 13.59	$ 9.26	$ 8.52
Shares authorized	1,000,000,000	1,000,000,000	100,000,000
Par Value	nopar	nopar	$ 0.0001

Net assets consist of:
Capital paid-in	$ 72,460,669	$ 126,823,719	$ 125,622,156
Undistributed net investment income (loss)	48,948	(596,547)	(1,330,570)
Accumulated net realized gain (loss) on investments and foreign
currencies transactions	7,824,723	(19,874,680)	13,147,611
Net unrealized appreciation (depreciation):
Investments	16,491,260	30,564,684	63,192,806
Foreign currency translation	--	--	(741)
	$ 96,825,600	$ 136,917,176	$ 200,631,262
Investments, at cost	$ 78,384,384	$ 104,967,122	$ 136,958,807

(See "Notes to Financial Statements")
	43
BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2006 (unaudited)

	COGNITIVE	ENHANCED	INTERNATIONAL
	VALUE	GROWTH	EQUITY
	FUND	FUND	FUND
Investment Income
Dividends (net of foreign taxes withheld of $0, $2,845 and $99,936, respectively)	$ 661,161	$ 347,067	$ 1,254,421
Interest	14,164	11,658	26,517
Total income	675,325	358,725	1,280,938

Expenses
Advisory fee (Note 3)	331,553	499,733	852,635
Custodian fees	23,893	17,902	120,549
Professional fees	12,089	31,263	9,858
Administrative service fees	37,500	43,550	58,460
Transfer agent fees	25,722	23,518	25,893
Chief compliance officer service fees	7,260	11,153	15,464
Director fees and expenses (Note 3)	10,275	10,275	10,275
Shareholder reports	3,480	3,480	3,480
Other	15,492	18,068	35,556
Total expense	467,264	658,942	1,132,170
Net investment income (loss)	208,061	(300,217)	148,768

Realized and Unrealized Gain on Investments
and Foreign Currency Transactions
Net realized gain on investments and foreign currency transactions	7,911,260	835,796	13,197,996
Net change in unrealized gain on investments
and foreign currency transactions	4,548,191	6,526,559	16,956,923
Net gain on investments and foreign currency transactions	12,459,451	7,362,355	30,154,919
Net increase in net assets resulting from operations	$ 12,667,512	$ 7,062,138	$ 30,303,687

(See "Notes to Financial Statements")
	44

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENT OF CHANGES IN NET ASSETS

	COGNITIVE		ENHANCED		INTERNATIONAL
	VALUE		GROWTH		EQUITY
	FUND		FUND		FUND

	PeriodEnded	YearEnded	PeriodEnded	YearEnded	PeriodEnded	YearEnded
	March31,2006	September30,	March31,2006	September30,	March31,2006	September30,
Increase (Decrease) in Net Assets	(unaudited)	2005	(unaudited)	2005	(unaudited)	2005

Operations:
Net investment income (loss)	$ 208,061	$ 202,846	$ (300,217)	$ 431,617	$ 148,768	$ 1,823,093
Net realized gain (loss) on investments and
foreign currency transactions	7,911,260	11,222,068	835,796	(562,617)	13,197,996	24,935,381
Net change in unrealized gain on
investments and foreign currency
transactions	4,548,191	1,275,917	6,526,559	11,337,983	16,956,923	18,479,247
Net increase resulting from operations	12,667,512	12,700,831	7,062,138	11,206,983	30,303,687	45,237,721

Distributions to Stockholders from:
Net investment income	(211,664)	(159,679)	--	(1,055,928)	(3,254,082)	(1,566,773)
Net realized gains	(11,054,975)	(7,505,025)	--	--	(4,193,359)	--
Total distributions	(11,266,639)	(7,664,704)	--	(1,055,928)	(7,447,441)	(1,566,773)
Fund Share Transactions:
Proceeds from shares sold	3,167,346	8,617,473	5,161,761	59,106,041	11,779,746	25,653,086
Value of distributions reinvested	10,445,600	7,032,639	--	973,427	6,486,805	1,189,805
Cost of shares redeemed	(4,652,825)	(7,565,044)	(4,559,381)	(8,169,346)	(10,540,149)	(59,260,798)
Net increase (decrease) from fund
share transactions	8,960,121	8,085,068	602,380	51,910,122	7,726,402	(32,417,907)
Total increase (decrease) in net assets	10,360,994	13,121,195	7,664,518	62,061,177	30,582,648	11,253,041
Net Assets
Beginning of period	86,464,606	73,343,411	129,252,658	67,191,481	170,048,614	158,795,573
End of period	$96,825,600	$86,464,606	$136,917,176	$129,252,658	$200,631,262	$170,048,614
Undistributed (Distributions in excess
of) net investment income	$ 48,948	$ 52,551	$ (596,547)	$ (296,330)	$ (1,330,570)	$ 1,774,744

Number of Fund Shares
Sold	242,343	662,199	560,703	7,058,469	1,453,775	4,024,892
Issued for distributions reinvested	876,309	549,854	--	110,868	854,652	187,076
Redeemed	(358,570)	(581,147)	(501,141)	(962,488)	(1,324,824)	(9,075,480)
Net increase (decrease) in share activity	760,082	630,906	59,562	6,206,849	983,603	(4,863,512)

(See "Notes to Financial Statements")
			45

BAILARD COGNITIVE VALUE FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:
	For the		For the Periods Ended September 30
	Period Ended
	March 31, 2006
	(unaudited)		2005	2004	2003		2002	2001+
Net asset value, beginning of period	$ 13.59		$ 12.79	$ 10.56	$ 8.43		$ 8.84	$ 10.00

Income from Investment Operations:

Net investment income (loss)*	0.03		0.03	0.01	(0.01)		0.01	-	#
Net realized/unrealized gain
(loss) on investments and
foreign currency transactions	1.75		2.08	2.22	2.16		(0.41)	(1.16)

Total from investment operations	1.78		2.11	2.23	2.15		(0.40)	(1.16)

Less Distributions:

From net investment income	(0.03)		(0.03)	-	(0.01)		(0.01)	-
From net realized gains	(1.75)		(1.28)	-	(0.01)		-	-

Total distributions	(1.78)		(1.31)	-	(0.02)		(0.01)	-

Net asset value, end of period	$ 13.59		$ 13.59	$ 12.79	$ 10.56		$ 8.43	$ 8.84

Total Return	14.95%		17.14%	21.12%	25.55%		(4.55%)	(11.60%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)	$ 96.8		$ 86.5	$ 73.3	$ 77.1		$ 57.1	$ 61.5

Ratio of expenses to average
net assets	1.06%	**	1.09%	1.14%	1.17%		1.11%	1.33%	**

Ratio of net investment income
(loss) to average net assets	0.47%	**	0.25%	0.06%	(0.07%)		0.07%	0.11%	**

Portfolio turnover rate	51%		59%	76%	65%		51%	31%

+ From commencement of operations on May 30, 2001.
* Based on average shares outstanding throughout each period.
# Amount represents less than $0.01 per share.
** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")
				46
BAILARD ENHANCED GROWTH FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:
	For the		For the Periods Ended September 30
	Period Ended
	March 31, 2006
	(unaudited)		2005	2004	2003		2002	2001+
Net asset value, beginning of period	$ 8.78		$ 7.89	$ 7.33	$ 4.80		$ 6.50	$ 10.00

Income from Investment Operations:

Net investment income (loss)*	(0.02)		0.03	(0.07)	(0.06)		(0.08)	(0.04)
Net realized/unrealized gain
(loss) on investments and
foreign currency transactions	0.50		0.94	0.63	2.59		(1.62)	(3.46)

Total from investment operations	0.48		0.97	0.56	2.53		(1.70)	(3.50)

Less Distributions:

From net investment income	-		(0.08)	-	-		-	-

Total distributions	-		(0.08)	-	-		-	-

Net asset value, end of period	$ 9.26		$ 8.78	$ 7.89	$ 7.33		$ 4.80	$ 6.50

Total Return	5.47%		12.24%	7.64%	52.71%		(26.15%)	(35.00%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)	$ 136.9		$ 129.3	$ 67.2	$ 75.0		$ 49.7	$ 44.9

Ratio of expenses to average
net assets	0.99%	**	1.00%	1.11%	1.15%		1.18%	1.40%	**

Ratio of net investment income
(loss) to average net assets	(0.45%)	**	0.37%	(0.84%)	(0.97%)		(1.09%)	(1.24%)	**

Portfolio turnover rate	11%		8%	14%	62%		18%	5%

+ From commencement of operations on May 30, 2001.
* Based on average shares outstanding throughout each period.
** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")
				47
BAILARD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:
	For the		For the Years Ended September 30
	Period Ended
	March 31, 2006
	(unaudited)		2005	2004	2003		2002	2001
Net asset value, beginning of year	$ 7.54		$ 5.79	$ 4.79	$ 3.70		$ 4.27	$ 6.69

Income from Investment Operations:

Net investment income*	0.01		0.07	0.05	0.06		0.03	0.02
Net realized/unrealized gain
(loss) on investments and
foreign currency transactions	1.31		1.73	1.00	1.05		(0.60)	(1.83)

Total from investment operations	1.32		1.80	1.05	1.11		(0.57)	(1.81)

Less Distributions:

From net investment income	(0.15)		(0.05)	(0.05)	(0.02)		-	(0.01)
From net realized gains	(0.19)		-	-	-	#	-	(0.60)

Total distributions	(0.34)		(0.05)	(0.05)	(0.02)		-	(0.61)

Net asset value, end of year	$ 8.52		$ 7.54	$ 5.79	$ 4.79		$ 3.70	$ 4.27

Total Return	17.96%		31.32%	21.95%	30.12%		(13.35%)	(29.43%)

Ratios/Supplemental Data:

Net Assets, end of year (millions)	$ 200.6		$ 170.0	$ 158.8	$ 114.0		$ 91.4	$ 101.4

Ratio of expenses to average
net assets	1.26%	**	1.45%	1.35%	1.37%		1.34%	1.44%

Ratio of net investment income
to average net assets	0.17%	**	1.13%	0.92%	1.38%		0.59%	0.44%

Portfolio turnover rate	27%		74%	69%	39%		69%	90%

# Amount represents less than $0.01 per share.
* Based on average shares outstanding throughout each period.
** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")
				48

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (unaudited)

Note 1 - Organization and Summary of Significant Accounting Policies
The Bailard Cognitive Value Fund (“Value Fund”), the Bailard Enhanced Growth Fund (“Growth Fund”) and the Bailard International Equity Fund (“Equity Fund”), each a “Fund” and collectively the “Funds,” are each a series of the Bailard Opportunity Fund Group, Inc. (“Opportunity Fund Group”), a Maryland corporation organized in June 1990 and registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. This report does not include financial information about the Bailard Bond Opportunity Fund (“Bond Fund”), the remaining series of the Opportunity Fund Group, because all of the shares of that Fund were voluntarily redeemed by its stockholders on March 29, 2006.

The Value Fund invests in small cap stocks, which have specific risks. These risks include, but are not limited to, greater volatility than investments in larger capitalization stocks. The Growth Fund invests primarily in the high technology sector and may invest in private placements and initial public offerings. Each of these investment strategies has specific risks. These risks include, but are not limited to, sector concentration risk in a volatile sector and the risk of investing in private or newly public, unseasoned companies. The Equity Fund invests in international securities in developed and emerging market countries, which have specific risks. These risks include, but are not limited to, changes in currency exchange rates, a lack of accurate public information and the higher risks that accompany investing in securities of issuers located in emerging market countries. For more information about these and other risks, please see the Funds’ prospectus.

The following significant accounting policies are followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation
Each listed equity security and each equity security traded on the NASDAQ National Market is valued at the closing price, or if the closing price is not the last sale price or no sale is reported, at the mean of the closing bid and ask prices. Other equity securities are valued at the mean of the closing bid and ask prices quoted on the over-the-counter market.

Debt securities are valued at prices provided by one or more pricing services, or one or more bona fide market-makers, as of the closing of the relevant market. These pricing sources may rely on their own fair valuations (such as matrix pricing). Short-term securities with remaining maturities of 60 days or less are carried at amortized cost.

Prices are generally taken from the primary market in which the security is traded. In the absence of readily available market quotations, including circumstances where significant events would indicate the market quotation of a security is not reliable, securities are valued at fair value as determined in good faith under procedures established by the Board of Directors. Such circumstances include, but are not limited to, suspensions of trading, war, natural disasters, government actions, significant market fluctuations (such as those caused by the release of news after the closing of a foreign market), corporate actions and announcements, regulatory developments and litigation. In such circumstances, a Fund may consider a variety of factors in determining the fair value of its securities, which value may differ from market quotations. For example, if a significant event is deemed to affect the price of all securities in a geographic region or a specific country after the close of local markets but before the calculation of the Fund's NAV, the investment adviser’s Pricing Committee may increase or reduce the price for all of a Fund's securities in that country or region on the basis of price movements in various instruments, including but not limited to,

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (unaudited)
(Continued)

Note 1 - Continued
exchange-traded funds, currencies, ADRs, closed-end funds or foreign securities traded on other foreign markets. In addition, on days when a market volatility trigger is reached, the prices of the securities held by the Equity Fund will be adjusted by fair value factors provided by a third-party vendor. Fair valuations may reduce the opportunities for short-term traders to exploit, at the expense of a Fund's other stockholders, the possibility that the last readily available market prices are not current.

Foreign Currency
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the mean of the bid and ask prices for the underlying currencies as of 11:00 a.m. New York time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the date of the respective transactions.

The Equity Fund includes foreign exchange gains and losses from dividends and interest receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. The impact of fluctuations in foreign exchange rates on investments is included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts
In connection with purchases and sales of securities denominated in foreign currencies, the Equity Fund may enter into forward foreign currency exchange contracts ("Contracts"). Additionally, from time to time the Equity Fund may enter into Contracts to buy or sell foreign currencies to hedge certain foreign currency assets. All contracts are "marked to market" daily based on their amortized forward points and closing spot price of their underlying currencies as of 11:00 a.m. New York time. Any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities in the Statement of Assets and Liabilities. The Equity Fund records realized gains or losses at the time the Contracts are settled. Risks that may arise upon entering into these Contracts include the potential inability of counterparties to meet the terms of their Contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options
The Funds may purchase and write put and call options. When purchasing options, the Funds pay a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing a put and call option is generally limited to the premium paid. If a Fund writes options and the options expire unexercised, the Fund will realize a capital gain to the extent of the amount received for the options (the “premium”). If the Fund elects to close out the option, it will recognize a gain or loss based on the difference between the cost of the closing option and the initial premium received. When a Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying instrument above the exercise price.

Exchange-traded options other than index options are valued at the mean of the highest closing bid and lowest closing ask prices on that day. Exchange-traded index options are valued at the last sale price only if that price falls on or between the closing bid and ask prices, or if there has been no sale that day, then the index option will be valued using the mean of the closing bid and ask prices. Options traded over-the-counter are valued at the most recent bid quotation in the case of purchase options and at the most recent asked quotation in the case of written options.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (unaudited)
(Continued)

Note 1 - Continued

When-Issued Securities
When-issued securities are obligations to buy or sell investments to settle on future dates. These may include purchases on a “when-issued” basis or purchases or sales on a “delayed delivery” basis. In some cases, this may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring (i.e. a “when, as and if issued” trade). These commitments are reported at market values in the financial statements. Credit risk exists on these commitments to the extent of the unrealized gain on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists as if the securities were owned on a settled basis, and gains and losses are recorded and reported in the same manner. During the commitment period, these investments earn no interest or dividends.

Amortization of Premiums and Accretion of Discounts
Interest income is recorded as it accrues. If a Fund buys a debt security at a discount (i.e. for less than face value) or premium (i.e. for more than face value), it accretes the discount or amortizes premium from the current date up to maturity using the constant yield to maturity method. The Fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the Fund amortizes the premium to the security's call date and price, rather than the maturity date and price. Any paydown gains or losses realized on mortgage securities are recoded as an adjustment to interest income.

Federal Income Taxes
The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their stockholders. Also, it is the Funds’ intention to make distributions in amounts sufficient to avoid imposition of excise tax under the Internal Revenue Code. Therefore, no provision is made for federal income or excise taxes.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses
Most expenses of the Opportunity Fund Group can be directly attributed to a specific fund. Expenses that cannot be directly attributed to a specific fund are apportioned among all the Funds based on relative net assets. Certain expenses of the Opportunity Fund Group are allocated among its respective series in such a manner as its Board of Directors deems appropriate.

Security Transactions and Income Recognition
Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Funds first become aware of such dividends. Interest income is recorded on the accrual basis. Distributions to stockholders are recorded on the ex-dividend date. The Funds use the identified cost method for determining realized gain or loss on investments.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (unaudited)
(Continued)

Note 2 - Purchases and Sales of Securities
For the six months ended March 31, 2006, aggregate purchases and proceeds from sales and maturities of investment securities, other than short-term investments, were as follows:

	Purchases	Proceeds
Value Fund	$ 45,021,275	$ 50,383,069
Growth Fund	$ 16,421,616	$ 17,285,380
Equity Fund	$ 48,697,658	$ 51,407,472

Note 3 - Management Fee and Other Transactions with Affiliates
The Funds have an investment management agreement with Bailard, Inc. (the “Advisor”). This agreement requires the payment of a monthly fee computed on a daily basis as follows:

Fee
Value Fund	0.75% of daily average net assets
Growth Fund	0.75% of daily average net assets
Equity Fund	0.95% of daily average net assets

Each outside Director was compensated by the Funds at the rate of $8,775 this period. The Bond Fund also compensated each outside Director $2,925 this period. In addition, all outside Directors receive an attendance fee of $2,000 plus related travel expenses for each Board of Directors’ meeting attended.

Fund stockholders who held in excess of 5% of the relevant Fund's shares outstanding at March 31, 2006, held the following aggregate percentages of the respective Fund's shares:

Value Fund	Jupiter Co.	11.32%
Value Fund	Arlin Trust	5.78%
Growth Fund	Jupiter Co.	10.51%
Growth Fund	Arlin Trust	5.86%
Equity Fund	Jupiter Co.	10.44%

Note 4 - Service and Custody Agreements
The Opportunity Fund Group has entered into service agreements with Brown Brothers Harriman (“BBH”) and Forum Shareholder Services, LLC (“Forum”). Under these agreements, BBH and Forum provide certain administrative, accounting, custody, compliance and transfer agency services.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (unaudited)
(Continued)

Note 5 - Tax Information

Tax Basis Unrealized Gain (Loss). At March 31, 2006, the cost of investments and gross and net unrealized gain (loss) for federal income tax purposes were as follows:

		Gross Unrealized
	Cost	Gain	(Loss)	Net
Value Fund	$ 78,384,384	$ 17,933,853	($1,442,593)	$ 16,491,260
Growth Fund	$104,967,122	$ 32,816,482	($2,251,798)	$ 30,564,684
Equity Fund	$ 36,958,807	$63,938,949	($ 746,143)	$ 63,192,806

At September 30, 2005, the cost of investments and gross and net unrealized gain (loss) for federal income tax purposes were as follows:

Gross Unrealized
	Cost	Gain	(Loss)	Net
Value Fund	$ 74,680,913	$ 15,289,581	($ 3,409,436)	$ 11,880,145
Growth Fund	$ 106,077,731	$ 25,826,640	($ 3,326,156)	$ 22,500,484
Equity Fund	$ 127,291,413	$ 47,035,929	($ 2,324,138)	$ 44,711,791

Distributions to Stockholders. The tax character of distributions paid during the six months ended March 31, 2006, was as follows:

Distributions paid from
	Net Investment Income	Capital Gain	Total Taxable Distributions	Taxable Distributions Paid
Value Fund	$ 211,664	$ 11,054,975	$ 11,266,639	$ 11,266,639
Equity Fund	$ 3,254,082	$ 4,193,359	$ 7,447,441	$ 7,447,441

The tax character of distributions paid during the year ended September 30, 2005, was as follows:

Distributions paid from
	Net Investment Income	Capital Gain	Total Taxable Distributions	Taxable Distributions Paid
Value Fund	$ 159,679	$ 7,505,025	$ 7,664,704	$ 7,664,704
Growth Fund	$ 1,055,928	$ -	$ 1,055,928	$ 1,055,928
Equity Fund	$ 1,566,773	$ -	$ 1,566,773	$ 1,566,773

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (unaudited)
(Continued)

Note 5 - Continued

As of September 30, 2005 the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Expires
	2010	2011	2012	2013	Total
Growth Fund	$ 2,217,961	$ 4,461,662	$ 11,513,247	$ 761,621	$ 18,954,491

During the year ended September 30, 2005, the Equity Fund utilized capital loss carryover in the amount of $20,413,301.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended September 30, 2005 the Funds elected to defer post October capital losses and post October currency losses of:
	Capital Losses	Currency Losses
Growth Fund	$ 514,674	$ -

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Deficit)
Value Fund	$ 3,389,828	$ 7,694,085	$ 11,083,913	$ -	$ 11,880,145	$ 22,964,058.
Growth Fund	$ -	$ -	$ -	($19,469,165)	$ 22,500,484	$ 3,031,319.
Equity Fund	$ 3,254,062	$ 4,193,366	$ 7,447,428	$ -	$ 44,705,432	$ 52,152,860.

Note 6 - Indemnifications
Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Note 7 - Subsequent Events
Effective April 3, 2006 the Value Fund, Growth Fund and Equity Fund were reorganized as the HighMark Cognitive Value Fund, the HighMark Enhanced Growth Fund and the HighMark International Opportunities Fund, respectively.

Additional Information (unaudited)

Federal Income Tax Information

For the six months ended March 31, 2006, the Equity Fund earned foreign source income of $1,426,439 and incurred foreign taxes of $99,936, which the HighMark International Opportunities Fund may elect to pass through to stockholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2006.

The Bond Fund will not produce a Form 1099-DIV for the calendar year 2006.

Supplemental Proxy Information

A Special Joint Meeting of the Stockholders of the Cognitive Value Fund, Enhanced Growth Fund and International Equity Fund was held on March 30, 2006. A description of each proposal and the number of shares voted at the meeting (together with the percent of shares outstanding) are as follows:

Voted For	Voted Against	Abstained/ Withheld Authority
1.  Approval of an Agreement and Plan of Reorganization pursuant to which the Value Fund will transfer all of its assets to the HighMark Cognitive Value Fund, a series of HighMark Funds, in return for Class M shares of HighMark Cognitive Value Fund. At the same time, HighMark Cognitive Value Fund will assume all of the identified liabilities of the Value Fund. After these transfers, Class M shares of HighMark Cognitive Value Fund will be distributed to Value Fund stockholders of record according to their respective interests, and the Value Fund will be liquidated and dissolved. A vote in favor of the reorganization will also constitute a vote in favor of the liquidation and distribution of the Value Fund.
4,224,091 (59.11%)	7,597 (0.11%)	66,913 (0.94%)
2.  Approval of an Agreement and Plan of Reorganization pursuant to which the Growth Fund will transfer all of its assets to the HighMark Enhanced Growth Fund, a series of HighMark Funds, in return for Class M shares of HighMark Enhanced Growth Fund. At the same time, HighMark Enhanced Growth Fund will assume all of the identified liabilities of the Growth Fund. After these transfers, Class M shares of HighMark Enhanced Growth Fund will be distributed to Growth Fund stockholders of record according to their respective interests, and the Growth Fund will be liquidated and dissolved. A vote in favor of the reorganization will also constitute a vote in favor of the liquidation and distribution of the Growth Fund.
8,616,984 (58.55%)	18,367 (0.13%)	152,781 (1.04%)

Additional Information (unaudited) - Continued

3.  Approval of an Agreement and Plan of Reorganization pursuant to which the Equity Fund will transfer all of its assets to the HighMark International Opportunities Fund, a series of HighMark Funds, in return for Class M shares of HighMark International Opportunities Fund. At the same time, HighMark International Opportunities Fund will assume all of the identified liabilities of the Equity Fund. After these transfers, Class M shares of HighMark International Opportunities Fund will be distributed to Equity Fund stockholders of record according to their respective interests, and the Equity Fund will be liquidated and dissolved. A vote in favor of the reorganization will also constitute a vote in favor of the liquidation and distribution of the Equity Fund.
13,541,080 (57.29%)	158,477 (0.67%)	216,556 (0.92%)

Approval of each of these proposals required an affirmative vote of more than 50% of the outstanding shares of the pertinent Fund. All three proposals were approved.

Quarterly Portfolio Holdings Schedule

The Funds provide complete schedules of their portfolio holdings four times a year, as of the end of each quarter. The schedules for the second and fourth quarters of each fiscal year appear in the Funds’ semi-annual and annual reports to stockholders. The Funds file the schedules for the first and third quarters of each fiscal year with the Securities and Exchange Commission (the “SEC”) on Form N-Q. You can look up the Funds’ Forms N-Q on the SEC’s website at http://www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Due to the Funds’ reorganization on April 3, 2006, this March 31, 2006 semi-annual report to stockholders contains the last portfolio holdings schedules that the Funds will produce.

Proxy Voting Information

You may obtain a free copy of a description of the Funds’ proxy voting policies and procedures and a free report on how the Funds voted the proxies for securities they owned for the twelve months ended June 30, 2005 by calling Bailard Fund Services, Inc. at 1-800-882-8383. This information is also available from the SEC’s website at http://www.sec.gov.

Renewal of Investment Management Agreement

At a meeting held on December 16, 2005, the Board of Directors (the “Board”) of Bailard Opportunity Fund Group, Inc. (the “Corporation”) unanimously approved the renewal of its investment management agreement (the “Management Agreement”) with Bailard, Inc. (the “Advisor”) until December 31, 2006. At the meeting, the Board requested and reviewed the oral presentations and written materials from the Advisor and written materials from Lipper, Inc. (“Lipper”), an independent fund consultant. The Board members also took into account information provided at previous meetings and their prior experience as Directors of the Corporation. Among other matters, the Board members considered the following factors with respect to each of the Corporation’s four series (the “Fund” and, collectively, the “Funds”):

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the advisory, administrative and distribution services provided and to be provided to the Fund by the Advisor and its affiliates, including the terms of the management and distribution agreements, the experience and qualifications of the Advisor and its affiliate, Bailard Fund Services, Inc. (the “Distributor”), and their personnel, the resources and financial condition of the Advisor and the Distributor, the Fund’s investments in exchange-traded funds and other investment

Additional Information (unaudited) - Continued

funds, the significant increase in recent years in the Advisor’s administrative responsibilities, the Advisor’s attention to compliance matters, and the absence of material regulatory issues. The Board was generally satisfied with the nature, extent and quality of the advisory, administrative and distribution services provided to the Funds.

Investment Performance. The Board examined the investment performance of the Funds and of the Advisor, including comparable performance information concerning other funds. The Board was generally satisfied with the investment performance of the Funds. The Lipper report showed that, over three years, the Equity Fund had first quintile performance compared with its performance universe and group. The Growth Fund had second quintile performance compared with its performance universe and group. While the Value Fund had fourth quintile performance compared with its performance universe (the small value category), and fifth quintile performance compared with its performance group, it was noted that Morningstar Associates, LLC, another independent fund consultant, gave the Value Fund a rating of two (out of five) in the small blend category. The Bond Fund had fourth quintile performance compared with its performance universe and group. It was noted, however, that the funds in the Lipper performance universe and group differed in material respects from the Bond Fund and that the Bond Fund had exceeded its internal benchmark before fees and expenses.

Cost of Services. The Board examined the costs of the services provided and to be provided to the Funds, including comparable expense information concerning other funds and other clients of the Advisor, differences in the asset levels of and the services provided to the Advisor’s other clients, the absence of distribution expenses paid by Fund stockholders, the payment by the Advisor of certain administrative expenses of the Funds, the fact that substantially all Fund stockholders are advisory clients of the Advisor, and the fact that the separate advisory fees payable to the Advisor by its advisory clients are generally reduced by their pro-rata share of the fees the Advisor receives from the Funds. The Board concluded the advisory fees and expense ratios of the Funds were generally competitive, with the exception of the Bond Fund. It was noted that substantially all the Funds’ investors were clients of the Advisor and received a rebate of the Funds’ management fees. It was also noted that the Advisor intended to close the Bond Fund. As part of its deliberations, the Board reviewed a report prepared by the Advisor comparing the fees and services provided to the Funds by the Advisor with fees and services provided to separate advisory clients of the Advisor.

Profits Realized by the Advisor. The Board considered the profits realized and to be realized by the Advisor and its affiliates from their relationship with the Funds, including the inherent limitations of such an analysis, the history of the Advisor’s relationship with the Funds, and the fact that the Funds’ management fees were in large part credited to the Advisor’s advisory clients via their separate advisory billings payable to the Advisor. The Board recognized that the Advisor was entitled to earn a profit for the services it provides and concluded, based on the information provided, that any profit earned by the Advisor was not excessive. The Board also observed that, since the Funds’ management fee were credited in large part to the Advisor’s advisory clients, the Board’s evaluation of any profit realized by the Advisor from the Funds was not necessarily meaningful.

Economies of Scale. The Board considered the likelihood that the Funds might grow enough to achieve economies of scale and whether fee levels reflect any economies of scale for the benefit of Fund investors, including the inherent difficulty of drawing meaningful conclusions regarding economies of scale with respect to specific advisors and funds. Given the size and growth prospects of the Funds, the Board was comfortable that the Advisor would not likely realize appreciable economies of scale in the near future that should be reflected in its advisory fees.

Other Benefits to the Advisor. The Board recognized that the Advisor derived other benefits from its relationship with the Funds, including the receipt of research and brokerage services from brokers that execute the Funds’ securities transactions, the use of the Funds as an investment vehicle for its clients, and the reputational benefit from its association with the Funds.

In its deliberations, the Board did not identify any particular factor or factors that were all important or controlling, and each Director assigned different weights to the various factors considered. Throughout its deliberations, however, the Board was cognizant of the pending proposals for the reorganization of the Value Fund, Growth Fund and Equity Fund by the HighMark Funds and for the closure of the Bond Fund.

ITEM 2. CODE OF ETHICS.
Not required for this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required for this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required for this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which stockholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective based on their evaluation of such disclosure controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1) Not required for this semi-annual report.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is filed as Exhibit 12(a)(2).

(a)(3) Not applicable.

(b)  The certifications required by Rule 30a-2(b) under the 1940 Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as Exhibit 12(b).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Bailard Opportunity Fund Group, Inc.

By:/s/ P. M. Hill
Name: Peter Molyneux Hill
Title: Chairman
Date: 6/8/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ P. M. Hill
Name: Peter Molyneux Hill
Title: Chairman
Date: 6/8/06

By:/s/ Barbara Vaughn Bailey
Name: Barbara Vaughan Bailey
Title: Treasurer & Chief Compliance Officer
Date: 6/5/06